UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

March 31, 2015

SEMI-ANNUAL REPORT

SEI Institutional International Trust

† International Equity Fund

† Emerging Markets Equity Fund

† International Fixed Income Fund

† Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.2%

Australia — 3.0%
Alumina	421,737	$517
Amcor	449,122	4,817
AMP	309,106	1,521
APA Group	201,256	1,391
Australia & New Zealand Banking Group	236,726	6,626
Australian Stock Exchange	32,473	1,027
Bank of Queensland	40,764	429
Bendigo & Adelaide Bank	63,662	610
Brambles	694,305	6,110
Caltex Australia	185,362	4,949
Cochlear	14,414	997
Commonwealth Bank of Australia	197,633	14,102
CSL	64,084	4,510
CSR	633,976	1,952
Dexus Property Group (A)	128,349	743
Downer EDI	168,919	577
DuluxGroup	40,246	197
Echo Entertainment Group	154,008	532
Federation Centres (A)	232,451	540
Goodman Group (A)	266,047	1,291
GPT Group (A)	202,429	707
Insurance Australia Group	1,327,321	6,185
Lend Lease	127,221	1,617
Macquarie Group	77,287	4,527
Magellan Financial Group	24,414	366
National Australia Bank	100,675	2,965
Nufarm	46,389	236
Qantas Airways*	1,071,309	2,554
Ramsay Health Care	13,363	686
Regis Healthcare*	35,746	164
Sandfire Resources NL	16,266	55
Scentre Group (A)	668,061	1,909
Seek	15,556	203
Stockland (A)	199,487	686
Suncorp Group	234,614	2,420

Description	Shares	Market Value ($ Thousands)

Tatts Group	251,629	$765
Telstra	265,264	1,279
Transfield Services*	86,921	91
Transurban Group	225,935	1,645
Westfield (A)	112,961	824
Westpac Banking	7,350	221
Woodside Petroleum	66,143	1,744

		85,287

Austria — 0.3%
Andritz (B)	114,265	6,833
Immobilien Anlagen	5,092	96
OMV	33,055	907
UBM Realitaetenentwicklung	336	15

		7,851

Belgium — 1.7%
Ageas	259,056	9,294
AGFA-Gevaert*	70,231	162
Anheuser-Busch InBev	22,206	2,714
Belgacom (B)	24,914	872
Colruyt	111,566	4,857
Delhaize Group	51,892	4,666
Groupe Bruxelles Lambert	80,338	6,657
KBC Groep	270,552	16,725
UCB	21,207	1,534

		47,481

Brazil — 0.1%
Centrais Eletricas Brasileiras ADR (B)	985,931	1,785
Cia Energetica de Minas Gerais ADR (B)	319,374	1,306

		3,091

Canada — 2.9%
Agrium (B)	53,863	5,616
Alimentation Couche-Tard, Cl B	250,800	9,994
Baytex Energy (B)	335,400	5,304
Cameco	396,299	5,520
Canadian Imperial Bank of Commerce	19,100	1,385
Canadian Natural Resources	139,200	4,275
Canfor Pulp Products	4,300	51
CCL Industries, Cl B	1,700	191
Cenovus Energy	147,122	2,480
CGI Group, Cl A*	37,600	1,595
Cogeco Cable	27,200	1,459
Dominion Diamond*	17,400	297
Entertainment One	45,396	204
Gildan Activewear	395,682	11,666
Home Capital Group, Cl B	157,600	5,296
Imperial Oil	132,200	5,277

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Jean Coutu Group PJC, Cl A	50,100	$1,071
Linamar	21,100	1,301
Magellan Aerospace	5,200	55
Magna International, Cl A	90,200	4,822
Open Text	122,005	6,441
Quebecor, Cl B	20,000	535
ShawCor	128,900	3,583
Suncor Energy	146,200	4,272
Transcontinental, Cl A	17,100	236

		82,926

China — 0.0%
Agricultural Bank of China	226,000	112
Bank of China	134,000	77
China Telecom	330,000	212

		401

Denmark — 1.4%
AP Moeller - Maersk, Cl A (B)	487	989
AP Moeller - Maersk, Cl B (B)	843	1,762
Bavarian Nordic*	4,192	215
Coloplast, Cl B	12,609	954
Danske Bank	93,527	2,467
H Lundbeck	183,062	3,855
ISS*	320,433	10,088
Jyske Bank*	128,901	5,428
Novo Nordisk, Cl B	147,559	7,891
Pandora (B)	64,373	5,863
PER Aarsleff, Cl B	478	133

		39,645

Finland — 0.6%
Fortum (B)	78,255	1,644
Kone, Cl B	17,427	773
Metsa Board, Cl B (B)	15,105	93
Neste Oil (B)	114,696	3,006
Nokia	146,596	1,119
Orion, Cl B (B)	79,127	2,234
Sampo, Cl A	63,784	3,221
Stora Enso, Cl R	253,562	2,612
Tieto	15,404	362
UPM-Kymmene	124,319	2,419
Valmet (B)	13,486	162

		17,645

France — 9.3%
Actia Group*	6,787	49
Aeroports de Paris	4,954	592
Alcatel-Lucent*	2,887,284	10,915
Arkema	69,127	5,474
AtoS	8,099	559
AXA	265,197	6,680
BNP Paribas	331,314	20,129

Description	Shares	Market Value ($ Thousands)

Boiron	1,900	$204
Bonduelle S.C.A.	2,303	59
Carrefour	320,879	10,714
Cie des Alpes	3,261	59
Cie Generale des Etablissements- Michelin, Cl B	74,606	7,420
Coface*	7,187	89
Dassault Systemes	25,427	1,724
Electricite de France	226,006	5,423
Essilor International	7,247	831
Etablissements Maurel et Prom (B)	15,912	116
Eurofins Scientific	1,076	290
Eutelsat Communications	27,227	902
Faurecia*	7,219	316
Gaztransport Et Technigaz	1,849	109
GDF Suez	492,887	9,743
Groupe Eurotunnel	33,212	476
Groupe Fnac*	1,286	80
Ipsen	28,498	1,347
IPSOS (B)	4,049	113
Klepierre (A)	14,486	711
Legrand (B)	191,515	10,354
L’Oreal	320	59
Metropole Television	21,706	435
Natixis	133,741	1,000
Numericable-SFR SAS*	15,399	839
Orange	832,400	13,379
Pernod Ricard	47,955	5,673
Peugeot	23,922	401
Publicis Groupe	102,056	7,873
Rallye	15,835	596
Rexel	1,011,147	19,075
Sanofi	382,935	37,808
Schneider Electric	243,985	18,959
SES	53,554	1,893
Societe BIC	4,474	637
Sodexo	97,619	9,519
Technicolor	209,719	1,353
Technip (B)	150,549	9,114
Teleperformance	4,248	291
Thales	108,098	6,002
Total	468,243	23,271
UBISOFT Entertainment*	6,689	124
Unibail-Rodamco (A)	2,525	681
Valeo	22,621	3,378
Vallourec (B)	226,490	5,528
Vetoquinol	1,345	52
Virbac	481	114

		263,532

Germany — 5.9%
Bayer	225,262	33,858
Brenntag	140,312	8,403

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Continental	40,418	$9,563
Daimler	154,551	14,894
Daimler ADR	4,220	395
Deutsche Annington Immobilien	23,939	807
Deutsche Bank	112,742	3,918
Deutsche Boerse	70,224	5,737
Deutsche Euroshop	29,331	1,458
Deutsche Lufthansa	201,271	2,827
Deutsche Post	38,252	1,195
Deutsche Wohnen	65,828	1,685
Dialog Semiconductor*	148,094	6,691
Duerr	12,456	1,371
Gerresheimer	20,399	1,125
Henkel	912	94
Hochtief	51,963	3,939
Hugo Boss	5,356	651
Infineon Technologies	69,095	826
Infineon Technologies ADR	133,024	1,594
KION Group	2,542	104
Krones	4,729	492
KUKA	40,485	3,118
Linde	97,693	19,899
Merck	59,881	6,724
Nemetschek	696	90
Nordex*	68,932	1,402
Norma Group	4,375	220
Rhoen Klinikum	44,286	1,100
SAP	172,557	12,515
SAP ADR (B)	106,800	7,708
Siemens	68,538	7,413
Software	8,543	223
STADA Arzneimittel	7,027	235
STRATEC Biomedical	1,381	68
Symrise	14,365	908
ThyssenKrupp	50,333	1,321
TLG Immobilien*	3,378	53
TUI	156,224	2,745
Wacker Neuson	2,833	71

		167,440

Hong Kong — 3.2%
AIA Group	1,820,084	11,456
BOC Hong Kong Holdings	428,000	1,526
Chaoda Modern Agriculture	2,440,000	138
Cheung Kong Infrastructure Holdings	107,000	920
China Merchants Holdings International	1,389,779	5,440
China Mobile	1,156,740	15,099
CK Hutchison Holdings	257,000	5,264
CLP Holdings	205,500	1,796
CNOOC	5,802,000	8,202
Cosmo Lady China Holdings* (C)	4,997,919	3,539
Digital China Holdings	4,431,000	4,835

Description	Shares	Market Value ($ Thousands)

Hang Lung Properties	184,000	$517
Hang Seng Bank	25,300	459
Henderson Land Development	752,000	5,281
HKR International	64,000	32
HKT Trust	502,000	647
Hong Kong & China Gas	944,000	2,184
Hong Kong Exchanges and Clearing	127,500	3,125
Hutchison Whampoa	76,500	1,062
Hysan Development	101,000	443
Jardine Matheson Holdings	96,242	6,083
Link (A)	420,000	2,589
MTR	144,500	688
New World Development	717,000	831
Power Assets Holdings	235,000	2,404
Sun Hung Kai Properties	108,000	1,666
Swire Pacific, Cl A	98,000	1,336
Swire Properties	203,600	663
Wheelock	154,000	788

		89,013

India — 0.1%
Tata Motors ADR	63,498	2,861

Indonesia — 0.1%
APERAM* (B)	77,101	3,093

Ireland — 0.6%
Bank of Ireland*	4,897,261	1,862
DCC	78,900	4,712
ICON*	60,862	4,293
Pentair	65,600	4,125
Ryanair Holdings ADR	42,800	2,858

		17,850

Israel — 1.9%
Bezeq Israeli Telecommunication	5,228,364	9,756
Check Point Software Technologies*	181,200	14,853
Teva Pharmaceutical Industries	48,784	3,062
Teva Pharmaceutical Industries ADR	428,239	26,679

		54,350

Italy — 1.9%
Atlantia	23,758	624
Azimut Holding	236,440	6,747
Enel	1,283,112	5,804
Eni	32,045	555
Exor	78,286	3,556
Fiat Chrysler Automobiles*	20,367	331
Intesa Sanpaolo	1,844,898	6,273
Mediaset	1,997,555	9,126

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Recordati	27,315	$511
Snam Rete Gas	369,590	1,794
Telecom Italia	924,598	1,084
Telecom Italia RNC	5,620,472	5,282
Terna Rete Elettrica Nazionale	160,035	705
UniCredit	1,669,427	11,350

		53,742

Japan — 18.9%
Accretive	37,500	100
Ain Pharmaciez	5,900	234
Ajinomoto	47,000	1,032
Alfresa Holdings	8,800	124
Alpine Electronics	9,200	154
Alps Electric	97,500	2,360
Arcland Sakamoto	16,700	359
Asahi Glass	33,000	217
Asahi Kasei	385,000	3,689
ASKUL	31,109	733
Astellas Pharma	170,400	2,796
Bandai Namco Holdings	20,200	394
Bic Camera (B)	7,300	76
Brother Industries	35,700	569
Calbee	14,500	631
Canon Marketing Japan	67,400	1,355
Casio Computer (B)	37,200	707
Central Japan Railway	43,200	7,833
Chiba Bank	102,000	750
Chugai Pharmaceutical	6,100	193
Chugoku Bank	32,800	491
Dai Nippon Printing	651,000	6,340
Daicel	49,000	586
Daikin Industries	21,300	1,429
Daito Trust Construction	52,000	5,821
Daiwa House Industry	174,000	3,440
Daiwa Securities Group	117,000	923
Dydo Drinco	8,700	350
East Japan Railway	86,200	6,929
Ebara	2,413,170	10,202
Fancl	13,300	170
Fanuc	55,800	12,214
Fast Retailing	2,800	1,086
Foster Electric	3,300	83
Fuji Film Holdings	536,538	19,133
Fuji Heavy Industries	211,614	7,042
Fuji Soft	6,100	124
Fujitsu	521,000	3,558
Fukuoka Financial Group	91,000	470
Geo Holdings	20,000	212
Hakuhodo DY Holdings	45,200	482
Hamamatsu Photonics	23,800	721
Hankyu Hanshin Holdings	77,000	477
Haseko	37,400	365
Hitachi	1,942,000	13,330

Description	Shares	Market Value ($ Thousands)

Hokuetsu Kishu Paper	34,000	$153
Hoya	223,787	8,990
Ishihara Sangyo Kaisha*	132,000	128
IT Holdings	30,500	558
Japan Airlines	134,000	4,179
Japan Prime Realty Investment, Cl A (A)	38	131
Japan Tobacco	558,144	17,688
JGC	306,000	6,094
kabu.com Securities	46,000	303
Kajima	177,000	824
Kaken Pharmaceutical	14,000	406
Kanematsu	158,000	231
Kansai Paint	721,600	13,141
Kao	77,200	3,862
KDDI	843,300	19,130
Keio	105,000	826
Keisei Electric Railway	50,000	622
Keyence	18,200	9,956
Kobe Steel	389,000	720
Koito Manufacturing	200,470	6,043
Komatsu	429,500	8,461
Konica Minolta	42,700	435
Kuraray	56,400	765
Kyowa Hakko Kirin	40,000	523
Kyudenko	8,000	88
Mabuchi Motor	170,200	9,040
MEIJI Holdings	10,300	1,258
Minebea	59,000	934
Miraca Holdings	128,900	5,944
Misawa Homes	10,400	91
Mitsubishi	28,300	571
Mitsubishi Chemical Holdings	169,200	986
Mitsubishi Electric	63,000	750
Mitsui	96,800	1,301
Mitsui Chemicals	152,000	489
Mizuho Financial Group	1,827,000	3,216
Morinaga Milk Industry	155,000	589
MS&AD Insurance Group Holdings	437,400	12,291
Nagoya Railroad	105,000	420
Nexon	11,700	125
NGK Insulators	34,000	727
NGK Spark Plug	29,800	803
NH Foods	30,000	692
Nichi-iko Pharmaceutical	19,600	452
Nichirei	10,000	56
Nidec	40,600	2,704
Nihon Kohden	219,400	5,992
Nihon Unisys	7,200	68
Nikon (B)	724,600	9,728
Nippo	16,000	265
Nippon Chemi-Con*	31,000	91
Nippon Paint Holdings	29,000	1,064

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Nippon Paper Industries	23,700	$357
Nippon Prologis (A)	301	664
Nippon Suisan Kaisha	104,300	317
Nippon Telegraph & Telephone	92,500	5,705
Nippon Telegraph & Telephone ADR	370,250	11,411
Nissha Printing	41,900	767
Nissin Food Products	12,300	606
Nitori Holdings	12,700	862
Nitto Denko	16,000	1,071
NOK	16,300	492
Nomura Real Estate Holdings	52,500	948
North Pacific Bank	132,600	502
NSK	73,000	1,070
NTT DOCOMO	428,624	7,454
Obayashi	96,000	624
Odakyu Electric Railway	55,000	562
OKUMA	13,000	121
Olympus*	13,300	495
Oriental Land	100,336	7,609
Otsuka Holdings	123,100	3,859
Panasonic	343,400	4,516
Rohm	82,400	5,655
Ryohin Keikaku	28,165	4,101
Santen Pharmaceutical	554,500	8,092
SBI Holdings	62,900	764
Seiko Epson	64,800	1,151
Seino Holdings	96,000	1,043
Sekisui House	468,300	6,816
Seven & I Holdings	164,600	6,935
Shimano	12,100	1,804
Shimizu	91,000	617
Shin-Etsu Chemical	142,100	9,302
Shionogi	29,700	992
Shiseido (B)	518,900	9,229
SKY Perfect JSAT Holdings	39,200	244
SMC	45,200	13,510
SoftBank	309,283	18,001
Sony	35,000	931
Sugi Holdings	101,000	5,003
Sumitomo Heavy Industries	175,000	1,148
Sumitomo Metal Mining	91,000	1,334
Sumitomo Mitsui Financial Group	535,000	20,528
Sumitomo Mitsui Trust Holdings	1,944,220	8,033
Sumitomo Rubber Industries	10,900	202
Sundrug	116,400	6,057
Suruga Bank	23,000	478
Suzuki Motor	67,300	2,027
Sysmex	21,100	1,174
Taisei	137,000	776
Takuma	24,000	189
TDK	14,200	1,011
Terumo	35,300	933
Tochigi Bank	10,000	52

Description	Shares	Market Value ($ Thousands)

Toho	21,900	$537
Toho Gas	78,000	456
Toho Holdings	4,500	76
Tohoku Electric Power	83,900	956
Tokyo Electron	7,000	489
Tokyo Gas	150,000	946
Tokyu	114,000	707
Tonami Holdings	14,000	51
Toppan Forms	6,600	75
Tosoh	47,000	237
Toyota Motor	379,200	26,507
Toyota Motor ADR	52,058	7,282
Tsuruha Holdings	136,222	10,450
Ulvac*	14,800	228
Unicharm	21,400	562
United Urban Investment (A)	81	126
USS	44,700	775
Wacoal Holdings	599,704	6,761
Warabeya Nichiyo	13,300	248
Watabe Wedding	6,395	27
West Japan Railway	24,900	1,309
Yamaha Motor	37,300	903
Yamazaki Baking	112,000	2,024
Yellow Hat	12,500	268
Yurtec	9,000	60
Zenkoku Hosho	13,100	492

		535,884

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.1%
America Movil ADR, Ser L	90,707	1,856
Gruma, Cl B	27,044	344

		2,200

Netherlands — 6.5%
Aegon (B)	927,949	7,324
Akzo Nobel	385,148	29,129
ASML Holding	204,340	20,803
BE Semiconductor Industries	4,697	151
BinckBank	34,364	280
Boskalis Westminster	41,947	2,063
Heineken Holding	5,558	383
ING Groep*	754,777	11,061
Koninklijke Ahold	367,764	7,248
Koninklijke DSM	115,463	6,445
Koninklijke Vopak	4,815	266
Nielsen	190,500	8,490
NXP Semiconductors*	71,354	7,161
PostNL	946,783	4,029
QIAGEN*	31,542	795
Randstad Holding	53,837	3,266
Reed Elsevier	914,927	22,787

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Refresco Gerber* (C)	189,582	$2,907
Royal Dutch Shell, Cl A	373,848	11,168
Royal Dutch Shell, Cl B	66,628	2,076
Royal Dutch Shell ADR, Cl B (B)	175,042	10,975
TNT Express	1,212,145	7,708
Unilever	222,763	9,310
Wolters Kluwer	239,942	7,834

		183,659

New Zealand — 0.1%
Air New Zealand	139,644	285
Fletcher Building	17,138	108
Meridian Energy	76,802	117
Spark New Zealand	319,942	715

		1,225

Norway — 0.9%
Aker Solutions*	637,493	3,320
DnB	241,912	3,893
Gjensidige Forsikring	25,753	445
Kvaerner	80,275	60
Norsk Hydro	288,426	1,517
Orkla	171,094	1,294
Statoil	361,666	6,408
Telenor	273,888	5,536
Veidekke	8,294	97
Yara International	27,360	1,392

		23,962

Poland — 0.0%
Tauron Polska Energia	59,269	69

Portugal — 0.4%
CTT Correios de Portugal	1,068,331	11,455
Energias de Portugal	192,980	722
NOS SGPS	25,991	188
Semapa-Sociedade de Investimento e Gestao	5,449	73

		12,438

Russia — 0.0%
Surgutneftegas ADR	8,414	52

Singapore — 1.0%
CapitaCommercial Trust (A)	406,000	522
CapitaLand	267,000	697
City Developments	771,000	5,654
ComfortDelgro	353,000	744
DBS Group Holdings	453,200	6,727
Flextronics International*	452,911	5,741
Oversea-Chinese Banking	124,200	957
Sembcorp Marine (B)	263,700	561
Singapore Airlines	170,100	1,482

Description	Shares	Market Value ($ Thousands)

Singapore Telecommunications	255,000	$814
United Overseas Bank	294,600	4,940

		28,839

South Africa — 0.1%
Impala Platinum Holdings	184,765	897
Liberty Holdings	35,960	498

		1,395

South Korea — 3.0%
Cosmax	87,912	10,816
Hyundai Motor	66,563	10,109
KB Financial Group ADR	152,945	5,375
KT&G	136,407	10,906
LG Display ADR (B)	215,154	3,079
Samsung Electronics	17,026	22,114
SK Hynix	7,965	327
SK Telecom	54,857	13,474
SK Telecom ADR	293,466	7,985

		84,185

Spain — 0.8%
ACS Actividades de Construccion y Servicios	118,548	4,202
Banco Santander	546,156	4,116
Bankinter	131,463	1,003
Bolsas y Mercados Espanoles SHMSF	1,571	70
CaixaBank	88,665	420
Enagas	33,212	950
Ferrovial	44,015	936
Gas Natural	77,753	1,746
Iberdrola	694,473	4,477
Red Electrica	19,665	1,600
Tecnicas Reunidas (B)	97,929	4,112

		23,632

Sweden — 1.4%
BillerudKorsnas	50,982	823
Boliden	159,211	3,164
Electrolux, Cl B	156,677	4,491
Fastighets Balder, Cl B*	5,244	89
Hemfosa Fastigheter	8,192	187
Holmen, Cl B	6,119	207
Hufvudstaden, Cl A	20,327	279
Husqvarna, Cl B	187,214	1,357
Industrivarden, Cl C	50,642	951
Intrum Justitia	10,280	289
Investor, Cl B	37,219	1,483
JM	25,049	834
L E Lundbergforetagen, Cl B	10,706	489
Loomis, Cl B	6,766	207

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Meda, Cl A	14,812	$234
Mycronic*	9,212	57
Nordea Bank	352,103	4,299
Peab	32,395	255
Skandinaviska Enskilda Banken, Cl A	302,642	3,541
Swedbank, Cl A	12,312	294
Telefonaktiebolaget LM Ericsson, Cl B	706,598	8,882
Telefonaktiebolaget LM Ericsson ADR	647,199	8,122

		40,534

Switzerland — 7.9%
Actelion	35,292	4,091
Aryzta*	13,921	856
Chocoladefabriken Lindt & Sprungli	198	1,816
Cie Financiere Richemont	54,030	4,356
Clariant*	897,139	17,956
Credit Suisse Group	206,519	5,566
Emmi	824	285
EMS-Chemie Holding	1,413	577
Galenica	892	781
Geberit	5,086	1,911
Georg Fischer	277	190
Givaudan	10,900	19,773
Julius Baer Group	121,235	6,086
Lonza Group	35,009	4,379
Nestle	13,839	1,046
Novartis	404,190	40,011
Partners Group Holding	21,420	6,406
Roche Holding	126,790	34,997
SGS	5,039	9,650
Siegfried Holding	717	110
Sika	1,043	3,736
Sonova Holding	48,565	6,765
Swiss Life Holding	18,242	4,517
Swiss Re	25,519	2,472
Swisscom	2,588	1,504
UBS	587,256	10,967
UBS Group*	1,213,437	22,887
Zurich Insurance Group	32,442	10,999

		224,690

Taiwan — 0.2%
AU Optronics ADR (B)	48,693	244
Hon Hai Precision Industry	968,160	2,834
Pegatron	582,000	1,576
Taiwan Semiconductor Manufacturing	9,891	232
United Microelectronics ADR	257,109	627

		5,513

Description	Shares	Market Value ($ Thousands)

Thailand — 0.0%
Asia Plus Group Holdings Securities	755,600	$90
Padaeng Industry	100,100	55
Tipco Asphalt	18,300	59

		204

United Kingdom — 16.5%
Amlin	1,218,784	9,146
Aon	99,400	9,554
ARM Holdings	87,391	1,434
Ashtead Group	443,195	7,132
Associated British Foods	131,625	5,506
AstraZeneca	102,510	7,040
Aviva	2,134,609	17,112
BAE Systems	309,403	2,404
Balfour Beatty	1,074,570	3,830
Barclays	4,844,722	17,448
Berendsen	54,241	899
BG Group	1,404,755	17,288
BP	357,219	2,316
BP ADR	72,369	2,830
British American Tobacco	339,078	17,560
British Land (A)	222,872	2,754
BT Group, Cl A	80,484	523
Bunzl	449,049	12,206
Capita	86,807	1,438
Carnival	231,408	11,323
Compass Group	291,348	5,069
Diageo	42,638	1,177
Dixons Carphone	129,263	792
DS Smith	2,160,000	11,069
Genus	13,622	277
GlaxoSmithKline	841,963	19,323
Glencore	1,309,700	5,559
Greggs	21,949	333
Hammerson (A)	152,652	1,507
Hikma Pharmaceuticals	51,075	1,615
Home Retail Group	2,981,479	7,303
Howden Joinery Group	1,023,705	6,741
HSBC Holdings	2,105,638	18,037
Imperial Tobacco Group	38,568	1,696
Inchcape	57,618	680
InterContinental Hotels Group	42,366	1,657
International Consolidated Airlines Group*	1,359,889	12,173
Intu Properties (A)	156,397	808
Investec (B)	451,816	3,768
ITV	3,060,000	11,488
Kingfisher	1,406,584	7,947
Land Securities Group (A)	39,877	742
Legal & General Group	764,713	3,163
Lloyds Banking Group*	22,585,442	26,246
London Stock Exchange Group	40,070	1,463

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Man Group	590,574	$1,787
Michael Page International	699,531	5,415
Mondi	168,552	3,248
National Grid	341,693	4,386
Next	27,003	2,816
Persimmon	33,789	834
Prudential	353,410	8,772
QinetiQ Group	129,486	367
Reckitt Benckiser Group	15,608	1,344
Reed Elsevier	875,091	15,056
Rentokil Initial	5,427,000	11,013
Rio Tinto	247,800	10,197
SABMiller	119,850	6,298
Segro (A)	116,190	719
Severn Trent	40,183	1,228
Shire	86,044	6,853
Smith & Nephew	182,783	3,104
Spectris	131,100	4,204
SSE	466,488	10,374
St. James’s Place	474,566	6,583
Synthomer	21,503	98
TalkTalk Telecom Group	1,768,790	9,035
Tate & Lyle	18,421	163
Tesco	2,277,895	8,178
Travis Perkins	245,747	7,114
Unilever	34,406	1,438
United Utilities Group	122,124	1,691
Vodafone Group	6,216,842	20,345
Weir Group	20,556	519
Whitbread	29,617	2,306
WPP	500,000	11,364
Xchanging	37,173	75

		467,300

United States — 1.4%
Apple	37,319	4,644
Axis Capital Holdings	176,543	9,106
Gilead Sciences*	54,256	5,324
Grifols ADR	353,000	11,582
ManpowerGroup	86,207	7,427
Taro Pharmaceutical Industries*	6,680	942

		39,025

Total Common Stock (Cost $2,428,165) ($ Thousands)		2,611,014

PREFERRED STOCK — 1.5%

Germany — 1.1%
Draegerwerk	2,624	327
Henkel	74,380	8,751
Volkswagen	76,899	20,470

		29,548

Description		Shares/ Face Amount (1) (Thousands)	Market Value ($ Thousands)

South Korea — 0.4%
Hyundai Motor		50,510	$5,054
Samsung Electronics		6,754	6,721

			11,775

Total Preferred Stock (Cost $37,180) ($ Thousands)			41,323

U.S. TREASURY OBLIGATION (D) (E) — 0.5%
U.S. Treasury Bills
0.049%, 05/28/2015		14,007	14,006

Total U.S. Treasury Obligation (Cost $14,006) ($ Thousands)			14,006

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P.
0.070%†** (F)		87,517,707	87,518

Total Affiliated Partnership (Cost $87,518) ($ Thousands)			87,518

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%†**		80,952,435	80,952

Total Cash Equivalent (Cost $80,952) ($ Thousands)			80,952

TIME DEPOSITS — 2.9%
Brown Brothers Harriman
4.800%, 04/01/2015	ZAR	24	2
2.950%, 04/01/2015	NZD	9	7
1.462%, 04/01/2015	AUD	124	95
0.350%, 04/01/2015	NOK	43	5
0.100%, 04/01/2015	CAD	727	574
0.074%, 04/01/2015	GBP	267	396
0.030%, 04/01/2015		80,354	80,354
0.005%, 04/01/2015	SGD	—	—
0.005%, 04/01/2015	JPY	18,345	153
0.005%, 04/01/2015	HKD	1	—
(0.100)%, 04/01/2015	DKK	109	16
(0.198)%, 04/01/2015	EUR	437	470
(0.270)%, 04/01/2015	SEK	1	—
(1.000)%, 04/01/2015	CHF	216	223

Total Time Deposits (Cost $82,295) ($ Thousands)			82,295

Total Investments — 103.0% (Cost $2,730,116) ($ Thousands)			$2,917,108

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	868	Jun-2015	$418
FTSE 100 Index	249	Jun-2015	(512)
Hang Seng Index	28	Apr-2015	96
SPI 200 Index	75	Jun-2015	76
Topix Index	168	Jun-2015	201

			$279

For the six months ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Percentages are based on a Net Assets of $2,832,903 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Real Estate Investment Trust.

(B)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $81,582 ($ Thousands) (See Note 8).

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2015 was $87,518 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,611,014	$—	$—	$2,611,014
Preferred Stock	41,323	—	—	41,323
U.S. Treasury Obligation	—	14,006	—	14,006
Affiliated Partnership	—	87,518	—	87,518
Cash Equivalent	80,952	—	—	80,952
Time Deposits	—	82,295	—	82,295

Total Investments in Securities	$2,733,289	$183,819	$—	$2,917,108

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$791	$—	$—	$791
Unrealized Depreciation	(512)	—	—	(512)

Total Other Financial Instruments	$279	$—	$—	$279

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Argentina — 0.3%
Arcos Dorados Holdings, Cl A	320,900	$1,582
MercadoLibre	20,500	2,512
YPF ADR	48,900	1,342

		5,436

Austria — 0.1%
Erste Group Bank	69,120	1,703

Brazil — 6.3%
ALL - America Latina Logistica	403,261	507
AMBEV	735,000	4,241
AMBEV ADR	853,992	4,919
B2W Cia Digital*	598,553	3,783
Banco Bradesco ADR	834,055	7,740
Banco do Brasil	348,180	2,507
Banco Santander Brasil ADR	508,215	2,241
BB Seguridade Participacoes	516,100	5,282
BR Malls Participacoes	93,900	499
Braskem ADR	222,510	1,544
BRF ADR	135,154	2,673
CCR	754,500	3,897
CETIP - Mercados Organizados	89,900	896
Cia Energetica de Minas Gerais ADR	217,306	889
Cia Paranaense de Energia ADR	24,910	261
Cielo	402,940	5,760
Cyrela Brazil Realty Empreendimentos e Participacoes	699,400	2,921
EcoRodovias Infraestrutura e Logistica	345,100	964
EDP - Energias do Brasil	151,400	494
Embraer	104,400	802
Embraer ADR	48,100	1,479
Estacio Participacoes	832,300	4,906
Fibria Celulose ADR*	172,185	2,433

Description	Shares	Market Value ($ Thousands)

Gerdau ADR	1,023,526	$3,275
Gol Linhas Aereas Inteligentes ADR	517,245	1,257
Hypermarcas*	843,860	5,204
JBS	435,100	1,932
Klabin	269,300	1,539
Localiza Rent a Car	158,932	1,819
Lojas Renner	78,000	2,197
Mahle-Metal Leve	22,600	140
MRV Engenharia e Participacoes	248,700	620
Multiplus	54,600	572
Petroleo Brasileiro	82,822	249
Petroleo Brasileiro ADR	634,765	3,815
Porto Seguro	116,000	1,289
Qualicorp*	392,600	2,823
Raia Drogasil	97,500	871
Santos Brasil Participacoes	73,020	249
Sao Martinho	36,800	446
Telefonica Brasil ADR (A)	96,100	1,469
Tim Participacoes	256,300	852
Tim Participacoes ADR	377,700	6,262
Totvs	127,400	1,461
Vale	56,186	316
Vale ADR, Cl B	586,361	3,313
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	148,000	2,075
Via Varejo*	302,200	1,565

		107,248

Canada — 0.1%
SEMAFO*	429,718	1,296

Chile — 0.8%
Banco de Chile	24,559,500	2,757
Banco Santander Chile	57,582,622	3,139
Cia Cervecerias Unidas ADR (A)	161,491	3,353
SACI Falabella	344,490	2,640
Sociedad Quimica y Minera de Chile ADR	101,000	1,843

		13,732

China — 16.2%
AAC Technologies Holdings (A)	683,880	4,221
Agricultural Bank of China	29,618,432	14,670
Alibaba Group Holding ADR*	9,500	791
Anhui Conch Cement (A)	1,793,000	6,788
ANTA Sports Products	1,803,000	3,298
Baidu ADR*	132,624	27,639
Bank of China	24,200,105	13,984
BYD Electronic International	695,000	878
Changyou.com ADR*	118,900	3,078
China BlueChemical	878,000	335
China Child Care (A)	4,708,100	899

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

China CITIC Bank	1,486,000	$1,119
China Construction Bank	21,232,993	17,637
China Life Insurance	1,117,000	4,891
China Merchants Bank	2,147,576	5,246
China National Materials (A)	8,425,438	2,380
China Oilfield Services	1,194,000	1,987
China Petroleum & Chemical	9,515,839	7,573
China Petroleum & Chemical ADR	8,400	669
China Shenhua Energy	846,500	2,162
China Telecom	978,000	627
China Vanke* (A)	2,933,124	6,961
Chongqing Rural Commercial Bank	2,726,612	1,769
CITIC Securities	592,000	2,195
Coolpad Group	7,480,000	1,302
Datang International Power Generation	1,510,000	773
Dongfeng Motor Group	1,450,000	2,327
Evergrande Real Estate Group (A)	8,831,000	4,454
Great Wall Motor	582,000	4,114
Guangzhou R&F Properties (A)	2,751,600	2,821
Huaneng Power International	3,980,000	4,713
Industrial & Commercial Bank of China	33,957,768	25,053
Jiangsu Expressway	2,826,000	3,798
Jiangxi Copper	1,253,000	2,330
Kingdee International Software Group* (A)	2,948,000	1,236
KWG Property Holding	1,737,370	1,232
New Oriental Education & Technology Group ADR*	292,300	6,480
Perfect World ADR	30,927	575
PetroChina	3,172,000	3,510
PetroChina ADR	52,768	5,868
PICC Property & Casualty	1,977,800	3,908
Ping An Insurance Group of China	741,500	8,914
Shanghai Electric Group	1,382,000	913
Shimao Property Holdings	422,500	888
SINA*	66,700	2,145
Sinopec Engineering Group	1,690,300	1,465
Sinotrans	768,000	441
SOHO China	2,051,028	1,397
Sohu.com*	99,800	5,322
Tencent Holdings	1,281,835	24,337
Tingyi Cayman Islands Holding	1,240,000	2,668
TravelSky Technology	233,000	268
Tsingtao Brewery	442,000	2,962
Uni-President China Holdings	5,375,400	3,557
WuXi PharmaTech Cayman ADR*	31,674	1,228

Description	Shares	Market Value ($ Thousands)

Youku Tudou ADR*	55,700	$696
Zhejiang Expressway	3,704,000	4,911
Zhuzhou CSR Times Electric	1,202,800	7,897

		276,300

Colombia — 0.3%
Bancolombia ADR, Cl R	92,800	3,650
Ecopetrol	1,564,016	1,189
Grupo Argos	81,692	523
Pacific Rubiales Energy	237,576	567

		5,929

Czech Republic — 0.6%
CEZ	143,580	3,511
Komercni Banka	27,375	5,911

		9,422

Egypt — 0.1%
Commercial International Bank Egypt GDR	134,788	946

Hong Kong — 7.0%
Bolina Holding (A)	2,673,500	1,000
CAR*	341,000	647
Chaoda Modern Agriculture (B)	2,056,181	117
China Everbright	726,000	1,891
China Everbright International	4,213,500	7,054
China High Precision Automation Group (B) (C)	1,385,624	222
China Medical System Holdings	1,965,000	3,021
China Mengniu Dairy	1,320,915	7,019
China Minsheng Banking	1,411,100	1,724
China Mobile	1,896,741	24,758
China Mobile ADR	81,740	5,316
China Power International Development (A)	2,861,000	1,498
China State Construction International Holdings	7,915,984	11,027
China Taiping Insurance Holdings*	1,100,400	3,754
China Unicom Hong Kong ADR	101,690	1,552
CNOOC	7,323,107	10,352
CNOOC ADR	10,110	1,434
Far East Horizon	1,044,000	955
Galaxy Entertainment Group	484,400	2,205
GOME Electrical Appliances Holding (A)	9,371,000	1,354
Haier Electronics Group	2,410,000	6,310
Hua Hong Semiconductor* (D)	2,236,000	2,774
Lenovo Group	1,010,000	1,475
Melco Crown Entertainment ADR	89,200	1,914
Nine Dragons Paper Holdings	2,006,500	1,255
PAX Global Technology*	1,014,000	1,061

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Poly Property Group	1,355,000	$659
Samsonite International	520,552	1,809
Shanghai Industrial Holdings	107,000	330
Sunny Optical Technology Group (A)	4,140,107	7,529
Techtronic Industries	2,113,000	7,140
Xinyi Glass Holdings	1,152,000	712

		119,868

Hungary — 0.1%
OTP Bank	40,266	765
Richter Gedeon Nyrt	109,462	1,510

		2,275

India — 7.4%
Adani Ports & Special Economic Zone	477,453	2,351
Aurobindo Pharma	381,711	7,451
Axis Bank	409,087	3,662
Bank of Baroda	1,454,691	3,800
Cairn India	838,870	2,866
Canara Bank	203,639	1,197
Cummins India	380,550	5,355
Dabur India	1,010,452	4,288
Glenmark Pharmaceuticals	607,897	7,636
HCL Technologies	165,484	2,592
HDFC Bank ADR	128,845	7,588
Housing Development Finance	44,756	941
ICICI Bank ADR	812,320	8,416
Idea Cellular	724,747	2,131
Indiabulls Housing Finance	215,603	1,922
Infosys ADR	29,272	1,027
Mahindra & Mahindra	34,337	652
NCC	1,157,415	2,072
Oil & Natural Gas	207,600	1,016
Oil India	59,070	429
Oriental Bank of Commerce	234,465	766
Power Finance	253,630	1,107
Power Grid Corp of India	1,598,934	3,711
Prestige Estates Projects	710,100	3,044
Reliance Capital	226,221	1,535
Reliance Industries	372,617	4,918
Reliance Industries GDR (D)	551,576	14,589
Rural Electrification	225,164	1,199
Sesa Sterlite	535,207	1,621
Shriram Transport Finance	265,568	4,729
Sintex Industries	220,349	425
SKS Microfinance*	184,962	1,353
Syndicate Bank	165,516	268
Tata Consultancy Services	8,433	344
Tata Global Beverages	1,210,725	2,879
Tata Motors, Cl A	667,550	3,537
Tata Motors ADR	62,495	2,816

Description	Shares	Market Value ($ Thousands)

Tata Steel	258,149	$1,307
UCO Bank	543,854	555
UPL	401,778	2,839
Wipro ADR	142,168	1,894
WNS Holdings ADR*	11,629	283
Yes Bank	143,830	1,875
Zee Entertainment Enterprises	180,475	985

		125,971

Indonesia — 2.8%
AKR Corporindo	8,631,800	3,383
Astra International	2,037,800	1,336
Bank Mandiri	931,500	889
Bank Negara Indonesia Persero	2,982,200	1,648
Bank Rakyat Indonesia Persero	10,335,351	10,493
Gudang Garam	800,100	3,121
Indocement Tunggal Prakarsa	631,000	1,058
Kalbe Farma	15,041,000	2,145
Link Net*	5,800,400	2,651
Matahari Department Store	2,817,500	4,245
Matahari Putra Prima	2,831,900	858
Perusahaan Gas Negara Persero	4,534,900	1,665
Perusahaan Perkebunan London Sumatra Indonesia	2,177,800	288
Semen Indonesia Persero	4,245,900	4,433
Tambang Batubara Bukit Asam	1,571,300	1,292
Telekomunikasi Indonesia Persero	29,717,880	6,569
United Tractors	1,150,881	1,919

		47,993

Israel — 0.6%
Teva Pharmaceutical Industries ADR	159,700	9,949

Malaysia — 1.2%
AMMB Holdings	820,700	1,409
Astro Malaysia Holdings	1,066,800	922
Axiata Group	3,600,436	6,883
British American Tobacco Malaysia	41,451	768
Hong Leong Financial Group	56,400	258
IOI	513,100	636
IOI Properties Group	542,049	319
Malayan Banking	720,200	1,814
Petronas Chemicals Group	829,700	1,264
Sime Darby	821,800	2,057
Telekom Malaysia	979,976	1,924
UEM Sunrise	3,433,195	1,279
UMW Holdings	361,000	1,057
YTL	838,300	378

		20,968

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Mexico — 4.9%
Alfa, Cl A* (A)	449,600	$911
America Movil, Ser L	3,882,674	3,978
America Movil ADR, Ser L	279,652	5,722
Arca Continental*	534,200	3,289
Cemex ADR*	452,607	4,286
Coca-Cola Femsa ADR	8,092	646
Controladora Comercial Mexicana (A)	181,900	587
Empresas ICA ADR*	228,580	745
Fibra Uno Administracion (E)	1,398,100	3,708
Fomento Economico Mexicano*	184,000	1,722
Fomento Economico Mexicano ADR*	69,537	6,502
Genomma Lab Internacional, Cl B* (A)	1,292,900	1,209
Gentera* (A)	1,684,700	3,023
Gruma, Cl B	154,532	1,969
Grupo Financiero Banorte, Cl O	2,716,807	15,772
Grupo Financiero Santander Mexico ADR	218,078	2,381
Grupo Mexico, Ser B	1,564,000	4,618
Grupo Televisa*	75,600	500
Grupo Televisa ADR*	338,396	11,170
Infraestructura Energetica Nova	374,900	2,050
Inmobiliaria Vesta	1,973,700	3,654
Wal-Mart de Mexico	1,688,998	4,214

		82,656

Peru — 0.7%
Credicorp	87,991	12,374

Philippines — 1.2%
Aboitiz Equity Ventures	853,410	1,107
Alliance Global Group	1,204,488	714
Ayala	239,540	4,260
BDO Unibank	1,058,663	2,930
DMCI Holdings	1,085,550	377
International Container Terminal Services	1,488,334	3,596
Metropolitan Bank & Trust	88,100	192
RFM	10,338,900	1,224
SM Investments	158,520	3,190
SM Prime Holdings	4,998,500	2,234

		19,824

Poland — 0.7%
Asseco Poland	33,224	517
Energa	167,390	1,099
Eurocash (A)	249,244	2,152
KGHM Polska Miedz	34,120	1,080
PGE Polska Grupa Energetyczna	281,646	1,548
Polski Koncern Naftowy Orlen	152,621	2,385

Description	Shares	Market Value ($ Thousands)

Powszechna Kasa Oszczednosci Bank Polski	84,143	$755
Powszechny Zaklad Ubezpieczen	9,046	1,167
Tauron Polska Energia	772,294	898

		11,601

Portugal — 0.1%
Jeronimo Martins (A)	151,170	1,900

Qatar — 0.1%
Barwa Real Estate	76,567	948

Russia — 4.4%
Etalon Group GDR	56,800	121
Gazprom ADR	1,214,122	5,733
Globaltrans Investment GDR	248,666	1,124
Lukoil ADR	276,608	12,705
Magnit GDR	128,591	6,565
Magnit PJSC GDR	15,700	801
Mail.ru Group GDR*	14,310	284
MegaFon GDR	136,020	2,176
MMC Norilsk Nickel ADR	186,264	3,309
Mobile TeleSystems ADR	177,587	1,794
NovaTek GDR	63,124	4,734
Phosagro GDR	30,133	347
QIWI ADR	143,888	3,456
Rosneft GDR	555,777	2,393
Sberbank of Russia ADR	1,400,454	6,120
Severstal GDR	174,931	1,964
Sistema GDR	55,343	410
Surgutneftegas ADR	146,322	894
Tatneft ADR (A)	81,692	2,434
TMK GDR	411,725	1,235
X5 Retail Group GDR* (A)	623,547	9,572
Yandex, Cl A*	453,000	6,870

		75,041

Singapore — 0.2%
Asian Pay Television Trust	5,272,400	3,421
China Yuchai International	27,469	542

		3,963

South Africa — 6.3%
Alexander Forbes Group Holdings*	5,052,249	4,295
Anglo American Platinum*	25,492	626
AngloGold Ashanti ADR	58,100	543
AVI	96,691	659
Barclays Africa Group	184,950	2,824
Barloworld	59,893	459
Bidvest Group (A)	249,769	6,776
Coronation Fund Managers	85,274	691

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

Exxaro Resources	310,812	$2,578
FirstRand	1,193,245	5,499
Foschini Group (A)	62,969	938
Investec	202,421	1,679
Kumba Iron Ore	23,295	300
Liberty Holdings	84,209	1,167
Life Healthcare Group Holdings	1,140,746	3,984
Mediclinic International	110,069	1,108
MMI Holdings	319,698	866
Mondi	91,891	1,758
MTN Group	678,066	11,472
Murray & Roberts Holdings	239,957	271
Nampak	338,723	1,138
Naspers, Cl N	54,031	8,339
Nedbank Group	99,081	1,944
Netcare	608,312	2,094
Redefine Properties (E)	2,221,362	2,273
Remgro	157,096	3,446
RMB Holdings	329,328	1,899
Sasol	204,785	6,966
Sasol ADR	57,175	1,946
Shoprite Holdings	198,456	2,691
Sibanye Gold ADR	88,629	756
SPAR Group	155,114	2,416
Standard Bank Group	698,527	9,686
Steinhoff International Holdings (A)	584,022	3,665
Telkom	107,522	703
Tongaat Hulett	19,087	212
Truworths International (A)	152,044	1,108
Tsogo Sun Holdings	575,569	1,311
Vodacom Group (A)	183,132	2,006
Woolworths Holdings	593,941	4,223

		107,315

South Korea — 12.3%
Chongkundang Holdings	1,449	89
Coway	133,399	11,002
Dongbu Insurance	33,611	1,498
Grand Korea Leisure	38,594	1,317
GS Engineering & Construction	28,756	783
GS Home Shopping	1,349	270
Halla Visteon Climate Control	119,342	4,131
Hanil Cement	1,745	287
Hanwha Life Insurance	212,146	1,409
Hyosung	11,642	910
Hyundai Marine & Fire Insurance	60,849	1,360
Hyundai Mobis	1,295	288
Hyundai Motor	68,943	10,471
Industrial Bank of Korea	81,464	980
Kangwon Land	67,459	2,107
KB Financial Group ADR	142,225	4,998
KCC	7,448	3,800

Description	Shares	Market Value ($ Thousands)

KH Vatec	51,667	$1,488
Kia Motors	123,940	5,049
Korea Aerospace Industries	118,290	6,013
KT	26,140	683
KT ADR	206,890	2,706
KT&G	81,077	6,482
LF	16,119	461
LG	34,974	1,932
LG Display	47,280	1,334
LG Display ADR	204,740	2,930
LG Electronics	34,085	1,810
Lotte Chemical	11,391	2,089
Lotte Chilsung Beverage	2,921	4,536
Lotte Confectionery	2,421	3,893
LS Industrial Systems*	21,178	1,218
NAVER	6,922	4,186
NCSoft	28,652	4,687
NH Investment & Securities	111,546	1,448
Nong Shim	918	202
OCI Materials	11,808	1,006
POSCO	1,355	299
S-1, Cl 1	18,215	1,378
Samsung Electronics	45,918	59,640
Samsung Engineering	67,293	2,338
Samsung Life Insurance	56,269	4,904
SFA Engineering	78,193	3,834
Shinhan Financial Group	174,873	6,612
SK C&C	8,270	1,733
SK Hynix	141,432	5,807
SK Networks	185,265	1,363
SK Telecom	10,245	2,516
SK Telecom ADR	502,971	13,686
Sung Kwang Bend	121,240	1,486
Sungwoo Hitech	128,440	1,302
Vieworks	34,646	901
Wonik IPS*	97,770	978

		208,630

Spain — 0.2%
Cemex Latam Holdings*	520,980	2,708

Taiwan — 11.1%
Advanced Semiconductor Engineering	5,114,000	6,905
Asustek Computer	443,000	4,460
Catcher Technology	536,000	5,619
Cathay Financial Holding	3,641,337	5,819
Chailease Holding	307,120	766
Cheng Shin Rubber Industry	260,000	597
Chicony Electronics	547,926	1,537
China Development Financial Holding	4,202,000	1,457
China Motor	585,000	507
China Steel Chemical	381,800	1,812

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Shares	Market Value ($ Thousands)

Chipbond Technology	894,000	$1,889
Compal Electronics	1,902,000	1,583
CTCI	528,000	871
Delta Electronics	473,000	2,985
Eclat Textile	243,000	3,196
eMemory Technology	288,300	3,137
Evergreen Marine Taiwan	2,019,000	1,500
Far Eastern Department Stores	1,098,000	928
Farglory Land Development	201,043	232
Fubon Financial Holding	1,872,000	3,362
Hermes Microvision	75,200	4,338
Hiwin Technologies	362,078	2,679
Hon Hai Precision Industry	2,360,207	6,909
Hu Lane Associate	182,600	843
Inventec	2,156,000	1,561
King Yuan Electronics	616,000	560
King’s Town Bank	692,000	662
Kinsus Interconnect Technology	211,000	678
Lite-On Technology	3,863,917	5,007
Makalot Industrial	286,000	2,057
MediaTek	1,220,500	16,519
Merida Industry	235,050	1,848
Mitac Holdings	2,795,000	2,171
PChome Online	138,504	1,802
Pegatron	1,567,000	4,242
Pixart Imaging	147,000	491
Pou Chen	568,000	795
Powertech Technology	353,000	608
President Chain Store	318,652	2,398
Quanta Computer	1,767,000	4,269
Radiant Opto-Electronics	1,261,050	3,925
Realtek Semiconductor	1,093,173	3,494
Simplo Technology	172,000	866
Taishin Financial Holding	5,146,481	2,188
Taiwan Cement	3,490,000	4,919
Taiwan Semiconductor Manufacturing	8,504,798	48,010
Teco Electric and Machinery	1,660,000	1,581
Transcend Information	272,000	965
Tung Thih Electronic	677,600	2,750
United Microelectronics	1,488,000	737
United Microelectronics ADR	1,407,800	3,435
Vanguard International Semiconductor	1,181,000	2,008
Wistron	1,842,000	1,566
Wistron NeWeb	198,900	457
WPG Holdings	1,858,000	2,393

		188,893

Thailand — 1.8%
Advanced Info Service	221,600	1,614
Airports of Thailand	243,800	2,098
Bangkok Bank Foreign	654,100	3,729
Bangkok Dusit Medical Services	2,282,000	1,381

Description	Shares	Market Value ($ Thousands)

Bangkok Dusit Medical Services, Cl F (A)	1,208,600	$732
Bangkok Expressway	148,400	178
CP ALL	1,809,400	2,280
CP Seven Eleven PCL (A)	399,900	504
Delta Electronics Thailand	183,700	425
Kiatnakin Bank	503,744	604
Krung Thai Bank NVDR	3,373,300	2,363
PTT	428,450	4,253
PTT Global Chemical	1,473,900	2,367
Ratchaburi Electricity Generating Holding	269,800	508
Siam Cement	122,400	1,926
Siam Commercial Bank (A)	294,200	1,609
Thai Union Frozen Products	2,529,600	1,562
Thanachart Capital	1,825,200	1,949
VGI Global Media (A)	6,623,848	1,109

		31,191

Turkey — 2.6%
Akbank	478,242	1,409
Anadolu Efes Biracilik Ve Malt Sanayii	229,485	1,918
Arcelik	483,500	2,793
Aselsan Elektronik Sanayi Ve Ticaret	833,453	3,948
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	151
Emlak Konut Gayrimenkul Yatirim Ortakligi (E)	8,484,759	9,640
Eregli Demir ve Celik Fabrikalari	1,832,126	2,851
Ford Otomotiv Sanayi	239,096	3,089
KOC Holding	185,960	849
Pegasus Hava Tasimaciligi*	44,732	418
TAV Havalimanlari Holding	471,838	3,952
Tofas Turk Otomobil Fabrikasi	512,959	3,112
Tupras Turkiye Petrol Rafinerileri	31,118	739
Turk Hava Yollari*	227,992	754
Turk Telekomunikasyon	372,540	990
Turkcell Iletisim Hizmetleri ADR	170,935	2,227
Turkiye Garanti Bankasi	816,835	2,684
Turkiye Halk Bankasi	440,510	2,180
Turkiye Is Bankasi, Cl C	613,119	1,386

		45,090

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank	560,791	988
Air Arabia*	1,374,337	531
Dragon Oil	415,208	3,677
Dubai Islamic Bank	727,218	1,228
Union National Bank	145,237	223

		6,647

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2015

Description	Shares	Market Value ($ Thousands)

United Kingdom — 0.6%
Anglo American ADR	80,640	$601
Hikma Pharmaceuticals	97,380	3,079
Investec	189,258	1,576
SABMiller	83,755	4,397

		9,653

United States — 0.4%
First Cash Financial Services*	37,400	1,740
Freeport-McMoRan	240,100	4,550

		6,290

Total Common Stock (Cost $1,598,510) ($ Thousands)		1,563,760

EXCHANGE TRADED FUNDS — 3.4%

United States — 3.4%
iPath MSCI India Index ETN	123,029	9,119
iShares Core MSCI Emerging Markets ETF	290,000	14,016
iShares MSCI Emerging Markets ETF	649,753	26,074
iShares MSCI India ETF	287,700	9,232

Total Exchange Traded Funds (Cost $56,643) ($ Thousands)		58,441

PREFERRED STOCK — 1.7%

Brazil — 1.6%
Banco do Estado do Rio Grande do Sul	362,000	1,258
Bradespar	334,200	1,105
Centrais Eletricas Brasileiras	174,500	375
Cia Energetica de Sao Paulo, Cl B	291,500	2,171
Cia Paranaense de Energia	50,700	531
Itau Unibanco Holding	638,742	7,079
Itau Unibanco Holding ADR	400,095	4,425
Itausa - Investimentos Itau	40,889	128
Marcopolo	1,477,100	1,068
Metalurgica Gerdau, Cl A	332,560	1,136
Petroleo Brasileiro	177,516	544
Petroleo Brasileiro ADR, Cl A	450,866	2,746
Suzano Papel e Celulose, Cl A	427,900	1,982
Vale, Cl A	417,885	2,024

		26,572

Colombia — 0.0%
Banco Davivienda	85,698	835

Description		Shares/Number of Warrants Face Amount (1) (Thousands)	Market Value ($ Thousands)

South Korea — 0.1%
Samsung Electronics		929	$924

Total Preferred Stock (Cost $49,366) ($ Thousands)			28,331

WARRANTS — 0.2%
Fuyao Glass Industry Group, Expires 11/25/15*		781,981	2,105
Huangshan Tourism Development, Expires 12/09/19*		301,200	932
Shanghai Jahwa United, Expires 03/20/20*		104,085	708

Total Warrants (Cost $3,151) ($ Thousands)			3,745

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (F)	BRL	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.070%†** (G)		50,949,879	50,950

Total Affiliated Partnership (Cost $50,950) ($ Thousands)			50,950

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%†**		17,063,570	17,064

Total Cash Equivalent (Cost $17,064) ($ Thousands)			17,064

TIME DEPOSITS — 2.1%
Brown Brothers Harriman
4.800%, 04/01/2015	ZAR	6,808	562
0.350%, 04/01/2015	NOK	—	—
0.100%, 04/01/2015	CAD	22	18
0.074%, 04/01/2015	GBP	—	—
0.030%, 04/01/2015		34,421	34,421
0.005%, 04/01/2015	SGD	—	—
0.005%, 04/01/2015	HKD	508	65
(0.198)%, 04/01/2015	EUR	35	38
(0.270)%, 04/01/2015	SEK	—	—

Total Time Deposits (Cost $35,104) ($ Thousands)			35,104

Total Investments — 103.3% (Cost $1,810,788) ($ Thousands)			$1,757,395

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Percentages are based on a Net Assets of $1,700,599 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $45,795 ($ Thousands) (See Note 8).

(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2015 was $339 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2015 was $50,950 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,563,421	$—	$339	$1,563,760
Exchange Traded Funds	58,441	—	—	58,441
Preferred Stock	28,331	—	—	28,331
Warrants	3,745	—	—	3,745
Debenture Bond	—	—	—	—
Affiliated Partnership	—	50,950	—	50,950
Cash Equivalent	17,064	—	—	17,064
Time Deposits	—	35,104	—	35,104

Total Investments in Securities	$1,671,002	$86,054	$339	$1,757,395

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the six months ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.0%

Australia — 1.9%
Aurizon Network MTN
2.000%, 09/18/2024	EUR	300	$336
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	396
Commonwealth Bank of Australia
1.375%, 01/22/2019	EUR	560	630
Glencore Australia Holdings MTN
4.500%, 09/19/2019		900	711
Government of Australia
4.500%, 04/21/2033		135	129
3.750%, 04/21/2037		845	744
3.250%, 04/21/2025		2,500	2,067
2.750%, 04/21/2024		1,485	1,178
Government of Australia, Ser 122
5.250%, 03/15/2019		2,400	2,078
Government of Australia, Ser 124
5.750%, 05/15/2021		1,300	1,208
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	654
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	252
1.375%, 04/17/2020	EUR	230	261

			10,644

Austria — 0.5%
Republic of Austria
4.150%, 03/15/2037		55	101
3.650%, 04/20/2022		290	388
3.200%, 02/20/2017		600	686
3.150%, 06/20/2044		150	262

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

1.950%, 06/18/2019		280	$326
1.650%, 10/21/2024		225	272

			2,035

Belgium — 0.7%
Kingdom of Belgium
3.750%, 06/22/2045		338	618
3.000%, 06/22/2034		350	518
2.600%, 06/22/2024		715	924
1.000%, 06/22/2031		710	787
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		150	284
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	299
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	611

			4,041

Brazil — 0.9%
Braskem Finance
6.450%, 02/03/2024	USD	300	289
Brazil Letras do Tesouro Nacional
12.745%, 01/01/2016 (A)		12,430	3,535
BRF
3.950%, 05/22/2023 (B)	USD	410	381
Cosan
5.000%, 03/14/2023 (B)	USD	240	213
Raizen Energy Finance
7.000%, 02/01/2017 (B)	USD	270	287
Vale Overseas
6.875%, 11/21/2036	USD	50	48

			4,753

Canada — 4.1%
Bell Canada MTN
5.000%, 02/15/2017		270	227
4.700%, 09/11/2023		80	72
3.350%, 06/18/2019		29	24
3.250%, 06/17/2020		95	79
Bombardier
6.000%, 10/15/2022 (B)	USD	310	291
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,225
CDP Financial
4.400%, 11/25/2019 (B)	USD	850	946
Government of Canada
5.750%, 06/01/2033		1,025	1,299
5.000%, 06/01/2037		1,300	1,594
4.250%, 12/01/2021		605	648
4.000%, 06/01/2041		1,035	1,154
3.500%, 12/01/2045		85	90
2.500%, 06/01/2024		2,660	2,328

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

2.000%, 06/01/2016		3,485	$2,799
1.750%, 09/01/2019		1,000	826
1.500%, 09/01/2017		1,030	833
Muskrat Falls
3.630%, 06/01/2029		340	317
National Bank of Canada
1.500%, 03/25/2021	EUR	257	296
NOVA Chemicals
5.250%, 08/01/2023 (B)	USD	150	157
Province of British Columbia
3.250%, 12/18/2021		1,150	1,011
2.250%, 03/01/2019		575	477
Province of Manitoba Canada
3.850%, 12/01/2021		710	642
Province of Ontario Canada
3.500%, 06/02/2024		1,200	1,067
3.450%, 06/02/2045		245	218
3.150%, 06/02/2022		2,000	1,737
Province of Quebec Canada
3.500%, 12/01/2045		145	129
3.000%, 09/01/2023		500	429
Quebecor Media
5.750%, 01/15/2023	USD	128	132
Rogers Communications
4.000%, 06/06/2022		165	143
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	293
Yamana Gold
4.950%, 07/15/2024	USD	324	319

			21,802

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	USD	390	419
ENTEL Chile
4.875%, 10/30/2024	USD	380	396

			815

China — 0.1%
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	USD	390	404

Colombia — 0.0%
Ecopetrol
7.375%, 09/18/2043	USD	121	132
5.875%, 05/28/2045	USD	109	101

			233

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022		1,500	78
3.875%, 05/24/2022	EUR	50	67

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	$339

			484

Denmark — 1.3%
Danske Bank
5.375%, 09/29/2021 (C)	GBP	170	269
3.875%, 10/04/2023 (C)	EUR	150	175
3.500%, 04/16/2018	EUR	155	184
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	399
Kingdom of Denmark
4.500%, 11/15/2039		1,300	352
4.000%, 11/15/2017		1,600	257
3.000%, 11/15/2021		21,800	3,753
1.500%, 11/15/2023		670	107
0.100%, 11/15/2023		5,756	901
TDC MTN
3.750%, 03/02/2022	EUR	200	252

			6,649

Finland — 0.2%
Elisa MTN
2.250%, 10/04/2019		300	342
Government of Finland
2.625%, 07/04/2042		55	89
1.500%, 04/15/2023		340	403
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	215
2.250%, 05/03/2019		170	199

			1,248

France — 6.9%
ALD International MTN
2.000%, 05/26/2017		500	554
Arkema MTN
3.850%, 04/30/2020		200	248
1.500%, 01/20/2025		300	327
AXA MTN
5.625%, 01/16/2054 (C)	GBP	302	506
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	457
Banque PSA Finance MTN
4.000%, 06/24/2015		450	487
BNP Paribas
5.019%, 12/31/2049 (C)		100	113
4.730%, 04/12/2049 (C)		200	221
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		200	257
BPCE MTN
5.250%, 04/16/2029	GBP	100	168

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.500%, 03/15/2025 (B)	USD	215	$218
1.375%, 05/22/2019		200	222
BPCE SFH
1.750%, 11/29/2019		600	694
1.500%, 01/30/2020		400	458
1.000%, 02/24/2025		200	225
Bureau Veritas
3.125%, 01/21/2021		100	118
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	112
Caisse de Refinancement de l’Habitat
3.900%, 01/18/2021		115	150
3.750%, 12/12/2016		400	457
3.500%, 04/25/2017		350	403
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	262
3.750%, 05/18/2016		225	252
3.625%, 02/26/2018		63	75
Christian Dior
1.375%, 06/19/2019		300	330
Cie de Financement Foncier MTN
4.875%, 05/25/2021		290	400
4.625%, 09/23/2017		575	688
Cie de Saint-Gobain MTN
3.500%, 09/30/2015		550	600
Coface
4.125%, 03/27/2024		200	248
Credit Agricole MTN
2.375%, 11/27/2020		600	703
Credit Agricole Home Loan SFH MTN
3.250%, 03/23/2017		100	114
2.875%, 09/09/2016		300	335
Dexia Credit Local MTN
2.000%, 01/22/2021		200	235
1.625%, 10/29/2018		565	639
1.375%, 09/18/2019		500	565
Electricite de France MTN
6.500%, 01/26/2019 (B)	USD	250	292
4.500%, 11/12/2040		250	428
Eurofins Scientific
2.250%, 01/27/2022		200	219
French Treasury Note
1.000%, 07/25/2017		850	937
Government of France
4.750%, 04/25/2035		185	339
4.500%, 04/25/2041		220	425
4.000%, 10/25/2038		285	501
3.750%, 10/25/2019		1,225	1,542
3.250%, 05/25/2045		820	1,365

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

2.500%, 05/25/2030		1,440	$1,928
2.250%, 05/25/2024		1,515	1,899
1.750%, 11/25/2024		1,170	1,413
1.000%, 11/25/2018		575	642
1.000%, 05/25/2019		3,215	3,600
0.500%, 11/25/2019		2,040	2,242
HSBC SFH France MTN
2.000%, 10/16/2023		700	852
Iliand
4.875%, 06/01/2016		300	337
Orange MTN
5.000%, 10/20/2049 (C)		325	398
Publicis Groupe
1.125%, 12/16/2021		600	655
RCI Banque MTN
5.625%, 10/05/2015		500	551
Renault MTN
3.625%, 09/19/2018		450	527
Sanofi MTN
2.500%, 11/14/2023		200	245
Societe Generale MTN
5.750%, 04/20/2016 (B)	USD	111	116
5.200%, 04/15/2021 (B)	USD	225	257
3.875%, 12/17/2015	GBP	100	151
Societe Generale SFH MTN
3.250%, 06/06/2016		400	446
Unibail-Rodamco MTN
2.375%, 02/25/2021 (D)		500	589
Veolia Environnement MTN
4.625%, 03/30/2027		200	289
Wendel
5.875%, 09/17/2019		800	1,042
2.500%, 02/09/2027		300	334

			36,402

Germany — 7.8%
Bundesobligation
0.500%, 02/23/2018		1,400	1,535
0.000%, 04/17/2020 (A)		1,605	1,733
Bundesrepublik Deutschland
4.750%, 09/20/2033		490	829
4.000%, 01/04/2037		625	1,149
2.500%, 07/04/2044		3,710	6,036
2.250%, 09/04/2021		2,000	2,466
1.500%, 05/15/2023		700	841
1.500%, 05/15/2024		4,100	4,950
1.000%, 08/15/2024		6,250	7,237
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		755	1,439
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		795	1,523

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bundesschatzanweisungen
0.000%, 06/12/2015 (A)		4,550	$4,889
Continental MTN
3.125%, 09/09/2020		600	724
Deutsche Bank
1.250%, 09/08/2021		1,000	1,094
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/2023		712	844
Deutsche Telekom International Finance MTN
7.375%, 12/04/2019	GBP	200	372
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	528
Infineon Technologies
1.500%, 03/10/2022		150	162
1.000%, 09/10/2018		100	108
KFW
3.875%, 01/21/2019		575	711
3.375%, 08/30/2017	CHF	370	418
Linde Finance MTN
3.875%, 06/01/2021		450	584
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (C)		200	277
ProSiebenSat.1 Media
2.625%, 04/15/2021		300	344
Unitymedia Hessen GmbH & KG
3.500%, 01/15/2027		200	215
Vier Gas Transport GmbH MTN
2.875%, 06/12/2025		200	251

			41,259

Hong Kong — 0.2%
Hutchison Whampoa Finance 14
1.375%, 10/31/2021	EUR	935	1,025

Indonesia — 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/2021	EUR	730	825

Ireland — 1.7%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	444
Allied Irish Banks MTN
2.875%, 11/28/2016		400	443
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (C)		100	126

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bank of Ireland MTN
3.250%, 01/15/2019		150	$173
2.750%, 06/05/2016		250	274
1.781%, 09/22/2015 (B) (C)	CAD	205	157
1.250%, 04/09/2020		600	640
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	513
CRH Finland Services MTN
2.750%, 10/15/2020		350	411
FGA Capital Ireland MTN
2.875%, 01/26/2018		210	237
2.625%, 04/17/2019		350	397
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	400	659
Ireland Government Bond
5.400%, 03/13/2025		1,630	2,526
4.500%, 10/18/2018		345	429
4.500%, 04/18/2020		450	586
2.000%, 02/18/2045		950	1,167

			9,182

Israel — 0.0%
Israel Government Bond
4.250%, 03/31/2023		750	230

Italy — 9.1%
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	279
4.875%, 09/15/2016		700	800
Banco Popolare SC MTN
3.500%, 03/14/2019		350	398
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		720	1,051
Edison MTN
3.875%, 11/10/2017		600	702
Eni MTN
3.625%, 01/29/2029		600	808
Intesa Sanpaolo MTN
5.250%, 01/12/2024	USD	375	422
5.017%, 06/26/2024 (B)	USD	200	205
4.875%, 07/10/2015		300	326
4.000%, 11/09/2017		368	430
3.928%, 09/15/2026		550	650
1.125%, 01/14/2020		1,100	1,191
1.125%, 03/04/2022		200	214
Italy Buoni Poliennali Del Tesoro
5.500%, 09/01/2022		400	567
5.500%, 11/01/2022		135	192
5.000%, 03/01/2025		480	696
5.000%, 08/01/2034		1,855	3,001
4.750%, 09/01/2021		3,250	4,338

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.750%, 09/01/2044	355	$608
4.500%, 02/01/2020	570	727
4.500%, 05/01/2023	1,035	1,407
4.500%, 03/01/2024	6,700	9,213
4.000%, 09/01/2020	1,555	1,967
3.750%, 09/01/2024	1,425	1,872
3.500%, 11/01/2017	2,161	2,515
3.500%, 03/01/2030	1,390	1,868
2.350%, 09/15/2024	493	647
2.250%, 04/22/2017	4,342	4,868
1.500%, 08/01/2019	1,905	2,135
1.350%, 04/15/2022	795	878
1.150%, 05/15/2017	2,135	2,339
Telecom Italia MTN
4.500%, 01/25/2021	400	482
Unione di Banche Italiane MTN
4.500%, 02/22/2016	200	223

		48,019

Japan — 19.4%
Government of Japan
0.100%, 09/10/2024	328,004	2,955
Government of Japan 5 Year Bond
0.300%, 09/20/2015	724,100	6,047
0.300%, 09/20/2018	1,063,600	8,936
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017	850,000	7,113
Government of Japan 10 Year Bond
0.800%, 09/20/2023	887,600	7,715
0.600%, 03/20/2024	629,300	5,374
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	85,300	753
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	295,600	2,613
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	6,679
Government of Japan 20 Year Bond
1.700%, 06/20/2033	444,850	4,136
1.400%, 09/20/2034	454,700	3,989
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	110,900	1,110
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	249,200	2,468
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	531

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		34,850	$325
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		298,400	2,738
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	1,326
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	2,413
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		459,650	4,542
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		322,500	3,258
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		577,000	5,543
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	299
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		94,450	909
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		227,200	2,099
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/2044		116,750	1,054
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		20,000	188
Japan Treasury Discount Bills
0.000%, 04/20/2015 (A)		500,000	4,169
0.000%, 04/27/2015 (A)		400,000	3,335
0.000%, 05/07/2015 (A)		160,000	1,334
0.000%, 05/18/2015 (A)		410,000	3,419
0.000%, 06/15/2015 (A)		350,000	2,918
0.000%, 06/22/2015 (A)		60,000	500
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024	USD	306	329
SMFG Preferred Capital
10.231%, 01/25/2029 (C)	GBP	575	1,322

			102,439

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/2019		1,500	439

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

3.955%, 09/15/2025		1,135	$309
3.418%, 08/15/2022		445	117

			865

Mexico — 0.8%
Mexican Bonos
8.000%, 06/11/2020		12,606	925
7.750%, 11/13/2042		16,680	1,269
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	368
Mexican Bonos, Ser M20
10.000%, 12/05/2024		10,871	927
Petroleos Mexicanos
3.500%, 01/30/2023	USD	425	415
United Mexican States MTN
1.625%, 03/06/2024	EUR	416	450

			4,354

Morocco — 0.1%
OCP
5.625%, 04/25/2024	USD	390	424

Netherlands — 5.3%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	334
4.310%, 03/29/2049 (C)		155	169
Achmea MTN
2.500%, 11/19/2020		625	729
Achmea Bank MTN
2.750%, 02/18/2021		150	177
2.375%, 02/08/2016		275	301
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	326
ASML Holding
3.375%, 09/19/2023		450	575
Bharti Airtel International
4.000%, 12/10/2018		270	315
Coco-Cola HBC Finance
2.375%, 06/18/2020		750	858
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.500%, 01/22/2049 (C)		600	676
2.500%, 05/26/2026 (C)		260	289
Delta Lloyd MTN
4.375%, 06/29/2049 (C)		200	214
Deutsche Annington Finance MTN
2.125%, 07/09/2022		177	203
EDP Finance MTN
2.625%, 01/18/2022		440	501
Geberit International
0.688%, 03/30/2021		1,100	1,187

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Generali Finance MTN
4.596%, 11/30/2049 (C)		550	$620
Heineken MTN
2.125%, 08/04/2020		200	231
ING Bank MTN
5.800%, 09/25/2023 (B)	USD	375	425
3.375%, 03/23/2017		125	143
Kingdom of Netherlands
4.000%, 01/15/2037		300	549
3.750%, 01/15/2042		60	115
3.500%, 07/15/2020		2,825	3,600
3.250%, 07/15/2021		705	910
2.750%, 01/15/2047		2,350	3,985
2.250%, 07/15/2022		1,255	1,556
2.000%, 07/15/2024		625	778
1.750%, 07/15/2023		2,130	2,577
1.750%, 07/15/2023 (E)		1,250	1,512
1.250%, 01/15/2019		770	870
NN Group
4.625%, 04/08/2044 (C)		825	997
Schaeffler Finance
7.750%, 02/15/2017		235	286
Shell International Finance
2.250%, 01/06/2023	USD	825	807
2.000%, 11/15/2018	USD	560	570
TenneT Holding
2.125%, 11/01/2020		350	408
Wuerth Finance International MTN
1.750%, 05/21/2020		150	171

			27,964

New Zealand — 0.2%
Government of New Zealand
5.500%, 04/15/2023		320	278
5.000%, 03/15/2019		435	349
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	110

			737

Norway — 0.4%
DNB Bank
6.012%, 01/29/2049 (C)	GBP	150	233
Eksportfinans
2.375%, 05/25/2016	USD	200	201
2.000%, 09/15/2015	USD	20	20
Government of Norway
4.500%, 05/22/2019		2,325	329
2.000%, 05/24/2023		645	84
Kommunalbanken MTN
1.000%, 03/15/2018 (B)	USD	800	796
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	189

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Yara International
7.875%, 06/11/2019 (B)	USD	185	$220

			2,072

Poland — 0.3%
Republic of Poland
5.250%, 01/20/2025	EUR	85	130
5.125%, 04/21/2021	USD	135	155
4.000%, 10/25/2023		300	90
2.500%, 07/25/2018		710	192
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	450
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,129

			2,146

Portugal — 0.2%
Caixa Geral de Depositos MTN
3.000%, 01/15/2019		300	354
Portugal Obrigacoes do Tesouro OT
3.875%, 02/15/2030		215	284

			638

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020	EUR	40	50
3.625%, 04/24/2024	EUR	20	25

			75

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/2018		495	390
3.125%, 09/01/2022		275	213
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	USD	495	492

			1,095

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024		110	151

South Africa — 0.7%
Gold Fields Orogen Holding
4.875%, 10/07/2020	USD	400	355
Republic of South Africa
10.500%, 12/21/2026		8,300	826
8.250%, 09/15/2017		15,605	1,328
8.000%, 01/31/2030		2,820	229
7.750%, 02/28/2023		2,250	187
7.000%, 02/28/2031		5,005	369

			3,294

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

South Korea — 0.6%
Korea Treasury Bond
4.250%, 06/10/2021	1,270,230	$1,300
4.000%, 12/10/2031	510,000	565
3.750%, 12/10/2033	133,450	146
3.500%, 09/10/2016	973,960	900
3.500%, 03/10/2024	194,510	195
3.000%, 09/10/2024	218,880	212
2.750%, 03/10/2018	511,230	474

		3,792

Spain — 4.9%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	200	260
AyT Cedulas Cajas X Fondo de Titulizacion de Activos
0.091%, 06/30/2015 (C)	200	215
Banco de Sabadell
3.375%, 01/23/2018	100	117
Banco Popular Espanol
8.250%, 04/29/2049 (C)	200	223
4.000%, 10/18/2016	100	114
3.750%, 01/22/2019	100	121
2.125%, 10/08/2019	100	116
Bankia
4.125%, 03/24/2036	350	552
CaixaBank
0.145%, 01/09/2018 (B) (C)	200	212
Ferrovial Emisiones MTN
3.375%, 06/07/2021	475	581
Fondo de Amortizacion del Deficit Electrico MTN
4.125%, 03/17/2017	200	231
2.250%, 12/17/2016	700	778
Fundacion Bancaria Caixa d’Estalvis i Pensions de Barcelona
2.375%, 05/09/2019	700	795
Government of Spain
6.000%, 01/31/2029	465	776
5.500%, 07/30/2017	315	380
5.500%, 04/30/2021	1,980	2,725
5.150%, 10/31/2044	265	484
4.850%, 10/31/2020	1,235	1,630
4.700%, 07/30/2041	295	495
4.400%, 10/31/2023	970	1,324
4.200%, 01/31/2037	90	137
3.800%, 04/30/2024	1,000	1,319
3.300%, 07/30/2016	3,400	3,810
3.150%, 01/31/2016	1,350	1,488
2.750%, 04/30/2019	1,180	1,387
2.750%, 10/31/2024	790	968

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

1.950%, 07/30/2030		1,510	$1,693
1.800%, 11/30/2024		983	1,249
0.500%, 10/31/2017		585	633
Santander Consumer Finance
3.875%, 03/23/2016		200	222
Santander International Debt MTN
4.625%, 03/21/2016		700	783
Telefonica Emisiones SAU MTN
5.375%, 02/02/2018	GBP	185	303
5.289%, 12/09/2022	GBP	250	436

			26,557

Supra-National — 0.8%
European Financial Stability Facility
1.625%, 07/17/2020	EUR	1,700	1,984
European Investment Bank MTN
2.750%, 09/15/2021	EUR	1,000	1,263
1.375%, 09/15/2021	EUR	575	672

			3,919

Sweden — 0.8%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	181
Kingdom of Sweden
3.500%, 03/30/2039		260	47
1.500%, 11/13/2023		2,200	280
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	549
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	718
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		3,535	506
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	284
4.000%, 03/29/2021	EUR	255	322
Skandinaviska Enskilda Banken MTN
1.875%, 11/14/2019	EUR	175	200
Stadshypotek MTN
4.250%, 10/10/2017	AUD	600	476
Svenska Handelsbanken
2.656%, 01/15/2024 (C)	EUR	651	735

			4,298

Switzerland — 0.8%
Credit Suisse MTN
5.750%, 09/18/2025 (C)	EUR	250	311
4.750%, 08/05/2019	EUR	400	505

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Switzerland
3.000%, 05/12/2019		160	$189
2.000%, 04/28/2021		1,070	1,257
2.000%, 05/25/2022		110	131
1.500%, 04/30/2042		120	158
1.250%, 06/11/2024		100	116
Switzerland Government Bond
3.500%, 04/08/2033		100	162
UBS MTN
6.625%, 04/11/2018	GBP	150	258
6.375%, 07/20/2016	GBP	160	254
4.750%, 02/12/2026 (C)	EUR	500	597
4.280%, 04/29/2049 (C)	EUR	200	215
UBS Group
5.750%, 12/29/2049 (C)	EUR	600	674

			4,827

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021		16,020	528
3.625%, 06/16/2023		7,815	258

			786

Turkey — 0.0%
Republic of Turkey
5.500%, 02/16/2017	EUR	50	58

United Arab Emirates — 0.1%
Emirates Telecommunications MTN
2.750%, 06/18/2026	EUR	275	332
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	198
5.875%, 03/14/2021	EUR	125	172

			702

United Kingdom — 15.8%
AA Bond
4.720%, 07/02/2043		500	800
Abbey National Treasury Services MTN
5.250%, 02/16/2029		450	897
5.125%, 04/14/2021		300	532
4.250%, 04/12/2021	EUR	350	464
1.750%, 01/15/2018	EUR	525	584
1.125%, 01/14/2022	EUR	330	356
Aviva
6.875%, 05/22/2038 (C)	EUR	195	243
6.125%, 11/14/2036 (C)		200	348
AWG Parent
6.875%, 08/21/2023		230	453

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	$408
4.625%, 06/08/2017	EUR	275	325
Barclays Bank MTN
6.750%, 01/16/2023 (C)		350	576
6.625%, 03/30/2022	EUR	272	381
4.250%, 01/12/2022		250	430
BAT International Finance MTN
7.250%, 03/12/2024		250	509
5.375%, 06/29/2017	EUR	425	508
Bishopsgate Asset Finance
4.808%, 08/14/2044		180	282
Boparan Finance
5.250%, 07/15/2019		140	192
BP Capital Markets MTN
2.177%, 09/28/2021	EUR	245	285
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	126
Canary Wharf Finance II
6.455%, 04/22/2030		16	31
5.952%, 01/22/2035		15	29
Channel Link Enterprises Finance
3.426%, 06/30/2050 (C)	EUR	700	746
Co-Operative Bank
4.750%, 11/11/2021		250	420
Coventry Building Society MTN
4.625%, 04/19/2018		230	378
Delphi Automotive
1.500%, 03/10/2025		300	321
Direct Line Insurance Group
9.250%, 04/27/2042 (C)		100	193
Eastern Power Networks MTN
6.250%, 11/12/2036		160	338
ENW Finance MTN
6.125%, 07/21/2021		350	630
Eversholt Funding MTN
6.697%, 02/22/2035		100	204
FCE Bank MTN
5.125%, 11/16/2015		350	532
4.825%, 02/15/2017		200	315
1.875%, 05/12/2016	EUR	250	273
1.625%, 09/09/2016	EUR	100	109
First Hydro Finance
9.000%, 07/31/2021		220	447
Great Rolling Stock MTN
6.250%, 07/27/2020		300	529
HBOS Capital Funding
6.461%, 11/30/2049 (C)		115	183
Heathrow Funding MTN
1.875%, 05/23/2022		175	201

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

HSBC Bank MTN
4.750%, 09/29/2020 (C)		225	$338
4.125%, 08/12/2020	USD	375	409
HSBC Holdings MTN
6.500%, 05/20/2024		250	487
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	575	661
5.500%, 09/28/2026		350	634
2.250%, 02/26/2021	EUR	400	457
Intu SGS Finance MTN
3.875%, 03/17/2023 (D)		250	396
Jaguar Land Rover Automotive
5.000%, 02/15/2022		100	160
Lloyds Banking Group
7.000%, 12/29/2049 (C)		750	1,139
Lloyds TSB Bank MTN
6.500%, 03/24/2020	EUR	275	368
4.625%, 02/02/2017	EUR	150	174
Merlin Entertainment
2.750%, 03/15/2022	EUR	300	324
Mondi Finance MTN
5.750%, 04/03/2017	EUR	1,100	1,304
3.375%, 09/28/2020	EUR	400	482
National Westminster Bank
6.500%, 09/07/2021		220	382
6.500%, 09/07/2021		550	956
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	739
4.125%, 03/20/2023 (C)	EUR	1,200	1,390
0.750%, 06/25/2019	EUR	266	293
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	563
Northumbrian Water Finance
6.875%, 02/06/2023		190	368
6.000%, 10/11/2017		500	828
NRAM Covered Bond
5.625%, 06/22/2017 (B)	USD	1,750	1,914
Paragon Offshore
7.250%, 08/15/2024 (B)	USD	214	71
6.750%, 07/15/2022 (B)	USD	30	10
PGH Capital
5.750%, 07/07/2021		250	404
RL Finance Bonds No. 2
6.125%, 11/30/2043 (C)		100	165
Rolls-Royce
6.750%, 04/30/2019		100	180
Royal Bank of Scotland
9.500%, 03/16/2022 (C)	USD	200	226
6.934%, 04/09/2018	EUR	300	370
5.125%, 01/13/2024		400	739
3.875%, 10/19/2020	EUR	123	158

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Santander UK
6.222%, 05/29/2049 (C)		110	$166
Sky MTN
3.750%, 09/16/2024 (B)	USD	211	218
2.500%, 09/15/2026	EUR	500	593
Standard Chartered MTN
4.000%, 07/12/2022 (C)	USD	390	400
Standard Life MTN
5.500%, 12/04/2042 (C)		250	414
Tesco
6.052%, 10/13/2039		651	1,044
United Kingdom Gilt
6.000%, 12/07/2028		200	449
5.000%, 03/07/2018		2,545	4,258
4.500%, 09/07/2034		250	510
4.500%, 12/07/2042		1,675	3,613
4.250%, 12/07/2027		125	238
4.250%, 06/07/2032		110	215
3.750%, 09/07/2019		2,990	4,969
3.750%, 07/22/2052		450	911
3.500%, 01/22/2045		915	1,701
3.250%, 01/22/2044		1,700	3,019
2.750%, 09/07/2024		45	74
2.750%, 09/07/2024		1,345	2,199
2.250%, 09/07/2023		2,770	4,354
2.000%, 07/22/2020		1,465	2,265
1.750%, 07/22/2019		1,370	2,097
United Kingdom Treasury
5.000%, 03/07/2025		1,100	2,144
4.750%, 12/07/2030		1,380	2,820
4.750%, 12/07/2038		350	762
4.250%, 03/07/2036		770	1,538
4.250%, 09/07/2039		1,170	2,388
4.250%, 12/07/2040		370	760
4.000%, 03/07/2022		3,415	5,974
1.750%, 01/22/2017		800	1,216
Wales & West Utilities Finance
6.750%, 12/17/2036 (C)		200	343
6.250%, 11/30/2021		240	444
Western Power Distribution South West
5.750%, 03/23/2040		200	404
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	376
Yorkshire Power Finance
7.250%, 08/04/2028		208	440
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	219

			85,202

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

United States — 5.4%
21st Century Fox America
4.500%, 02/15/2021		75	$83
Aetna
2.750%, 11/15/2022		165	165
Altria Group
4.750%, 05/05/2021		180	201
4.250%, 08/09/2042		265	268
American International Group
8.175%, 05/15/2058 (C)		240	340
5.750%, 03/15/2067	GBP	150	233
Anthem
4.650%, 01/15/2043		110	119
2.300%, 07/15/2018		150	152
AT&T
5.875%, 04/28/2017	GBP	200	324
4.875%, 06/01/2044	GBP	130	220
Bank of America MTN
0.861%, 03/28/2018 (C)	EUR	300	320
0.577%, 09/14/2018 (C)	EUR	375	397
Berkshire Hathaway
1.125%, 03/16/2027	EUR	297	318
Bristol-Myers Squibb
2.000%, 08/01/2022		670	647
Chevron
2.355%, 12/05/2022		535	529
Citigroup
4.450%, 01/10/2017		250	263
2.375%, 05/22/2024	EUR	700	823
2.125%, 09/10/2026	EUR	650	744
Coca-Cola
2.750%, 05/06/2026	EUR	160	191
Diamond Offshore Drilling
4.875%, 11/01/2043		130	109
Discovery Communications
2.375%, 03/07/2022	EUR	350	403
Dover MTN
2.125%, 12/01/2020	EUR	250	289
General Electric
2.700%, 10/09/2022		320	325
General Electric Capital MTN
5.500%, 01/08/2020		305	353
5.300%, 02/11/2021		205	237
4.625%, 01/07/2021		750	844
Glencore Funding
4.125%, 05/30/2023 (B)		94	96
Goldman Sachs Group MTN
2.625%, 08/19/2020	EUR	350	409
Illinois Tool Works MTN
3.000%, 05/19/2034	EUR	400	540
INEOS Group Holdings
5.750%, 02/15/2019		350	379
Intelsat Jackson Holdings
5.500%, 08/01/2023		195	184

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	27

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

International Business Machines MTN
1.375%, 11/19/2019	EUR	250	$280
Jefferies Group MTN
2.375%, 05/20/2020	EUR	700	765
John Deere Bank MTN
1.500%, 07/16/2018		250	279
JPMorgan Chase MTN
1.063%, 05/30/2017 (C)	GBP	100	147
0.470%, 10/12/2015 (C)	EUR	350	376
JPMorgan Chase Bank
0.761%, 05/31/2017 (C)	EUR	1,250	1,341
Kinder Morgan
2.250%, 03/16/2027	EUR	246	269
1.500%, 03/16/2022	EUR	600	646
Mellon Capital III
6.369%, 09/05/2066 (C)	GBP	150	232
Merck
2.500%, 10/15/2034	EUR	500	653
1.875%, 10/15/2026	EUR	300	351
1.125%, 10/15/2021	EUR	400	443
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	234
Mondelez International
2.375%, 03/06/2035	EUR	100	112
1.625%, 03/08/2027	EUR	300	324
1.000%, 03/07/2022	EUR	200	216
Morgan Stanley MTN
3.750%, 09/21/2017	EUR	350	407
2.375%, 03/31/2021	EUR	1,250	1,449
1.750%, 01/30/2025	EUR	205	227
Nabors Industries
5.100%, 09/15/2023		93	89
Offshore Group Investment
7.125%, 04/01/2023		142	81
ONEOK Partners
3.800%, 03/15/2020		128	130
Owens Corning
6.500%, 12/01/2016		9	10
Philip Morris International
2.900%, 11/15/2021		325	334
2.875%, 03/03/2026	EUR	435	545
2.875%, 05/30/2024	EUR	100	124
PNC Funding
5.125%, 02/08/2020		300	343
3.300%, 03/08/2022		150	158
Priceline Group
2.375%, 09/23/2024	EUR	250	288
1.800%, 03/03/2027	EUR	400	427
Principal Financial Group
1.850%, 11/15/2017		175	176
Procter & Gamble
2.000%, 11/05/2021	EUR	150	176

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Prologis
3.375%, 02/20/2024	EUR	300	$372
3.000%, 01/18/2022	EUR	250	299
3.000%, 06/02/2026	EUR	200	244
Prologis International Funding II MTN
2.875%, 04/04/2022		220	259
Prudential Financial
5.625%, 06/15/2043 (C)		545	578
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (C)	GBP	153	246
Republic Services
4.750%, 05/15/2023		155	175
Reynolds American
3.250%, 11/01/2022		180	179
Ryder System MTN
5.850%, 11/01/2016		116	124
Seagate HDD
4.750%, 01/01/2025 (B)		123	127
SM Energy
6.500%, 01/01/2023		16	16
Societe Generale
5.922%, 04/05/2017 (B) (C)		180	188
Sprint
7.875%, 09/15/2023		187	191
Thermo Fisher Scientific
2.000%, 04/15/2025	EUR	764	865
UBS MTN
5.875%, 12/20/2017	USD	247	274
United Technologies
1.800%, 06/01/2017		201	205
Verizon Communications
6.550%, 09/15/2043		165	215
5.012%, 08/21/2054 (B)		44	46
2.625%, 12/01/2031	EUR	100	121
1.625%, 03/01/2024	EUR	700	779
Viacom
3.875%, 04/01/2024		148	152
Wells Fargo MTN
4.600%, 04/01/2021		75	84
Williams Partners
3.900%, 01/15/2025		228	223
Zurich Finance USA MTN
6.500%, 10/14/2015	EUR	500	555

			28,654

Total Global Bonds (Cost $532,854) ($ Thousands)			495,099

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 2.1%

Agency Mortgage-Backed Obligation — 0.3%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.174%, 02/25/2024 (B) (C)	386	$386
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
1.624%, 09/25/2024 (B) (C)	418	420
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M1
1.223%, 03/25/2025 (B) (C)	250	250
FHLMC, Ser K501, Cl X1A, IO
1.643%, 08/25/2016 (C)	248	4

		1,060

Non-Agency Mortgage-Backed Obligation — 1.8%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/2051	100	106
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.706%, 09/25/2034 (B) (C)	82	80
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (C)	189	192
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	83	83
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.140%, 10/12/2042 (C)	37	38
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	241	248
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	187	197
Bear Stearns Commercial Mortgage Securities, Ser 2006-TOP22, Cl AJ
5.575%, 04/12/2038 (C)	25	26

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	73	$78
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.707%, 06/11/2040 (C)	76	82
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (C)	175	189
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (C)	64	69
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (C)	87	94
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.772%, 03/15/2049 (C)	139	144
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.150%, 12/10/2049 (C)	429	468
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.900%, 03/10/2047 (B) (C)	20	20
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.546%, 05/25/2035 (B) (C)	562	541
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	43	46
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl AM
5.254%, 08/15/2048	35	36
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.751%, 06/10/2046 (C)	124	129
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
1.958%, 10/15/2045 (C)	174	17
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/2045 (C)	35	39
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	130	137

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045		50	$55
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047		70	77
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.325%, 06/15/2034 (B) (C)		230	230
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047		65	69
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.044%, 12/10/2049 (C)		273	291
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
5.971%, 02/15/2041 (C)		55	60
Commerical Mortgage Trust, Ser 2006-GG7, Cl A4
5.787%, 07/10/2038 (C)		140	145
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049		240	259
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039		370	390
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.704%, 06/15/2039 (C)		133	142
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037		85	85
Eddystone Finance, Ser 2006-1, Cl A2
1.088%, 04/19/2021 (C)	GBP	115	167
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.174%, 10/25/2023 (B) (C)		116	117
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.774%, 01/25/2024 (B) (C)		302	304
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.274%, 11/25/2024 (B) (C)		384	388

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.322%, 11/10/2045 (C)		55	$56
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (C)		99	100
Granite Master Issuer, Ser 2005-1, Cl A5
0.169%, 12/20/2054 (B) (C)	EUR	80	86
Granite Master Issuer, Ser 2006-2, Cl A5
0.189%, 12/20/2054 (B) (C)	EUR	158	170
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.668%, 08/10/2044 (B) (C)		297	16
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.306%, 07/10/2046 (C)		2,884	31
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.867%, 04/10/2047 (B) (C)		80	79
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.506%, 01/25/2035 (B) (C)		132	129
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
0.886%, 09/15/2047 (C)		999	50
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/2048		15	16
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.247%, 01/12/2043 (C)		85	86
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.841%, 04/15/2045 (C)		90	93
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045		72	75
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051		84	90
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.699%, 02/12/2049 (C)		235	253

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.678%, 02/12/2051 (C)	207	$204
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051	28	31
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	135	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.666%, 10/15/2045 (B) (C)	100	101
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	135	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.095%, 06/15/2029 (B) (C)	130	130
JPMorgan Chase Commercial Mortgage Securities, Ser LDP9, Cl A3
5.336%, 05/15/2047	127	134
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.185%, 12/25/2034 (B) (C)	95	95
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (C)	166	174
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (C)	64	70
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.147%, 04/15/2041 (C)	50	55
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AJ
5.137%, 07/12/2038 (C)	55	56
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	40	42
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	131	138
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (C)	60	67

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A5
3.741%, 08/15/2047	65	$70
Morgan Stanley Capital I Trust, Ser 2006-IQ16, Cl A4
5.809%, 12/12/2049	74	80
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.405%, 10/12/2052 (B) (C)	15	15
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.405%, 10/12/2052 (B) (C)	10	10
Morgan Stanley Capital I Trust, Ser 2007-HQ13, Cl A3
5.569%, 12/15/2044	105	112
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.686%, 04/15/2049 (C)	160	172
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl D
6.270%, 01/11/2043 (B) (C)	35	36
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.796%, 08/15/2045 (B) (C)	172	184
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	130	135
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	72
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (C)	85	87
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.778%, 10/15/2045 (B) (C)	35	36
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (B) (C)	120	137
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/2047	65	71
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	76

		10,034

Total Mortgage-Backed Securities (Cost $11,188) ($ Thousands)		11,094

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 0.8%

United States — 0.8%
Anadarko Petroleum
6.375%, 09/15/2017	330	$367
CNA Financial
7.250%, 11/15/2023	110	137
6.500%, 08/15/2016	40	43
Credit Suisse NY MTN
3.625%, 09/09/2024	260	269
Duke Realty
6.750%, 03/15/2020 (D)	140	166
Enterprise Products Operating
5.950%, 02/01/2041	100	121
General Electric Capital MTN
5.550%, 05/04/2020	45	52
2.375%, 06/30/2015	150	151
Kinder Morgan Energy Partners
6.850%, 02/15/2020	150	175
3.500%, 09/01/2023	171	168
2.650%, 02/01/2019	39	39
McGraw Hill Financial
5.900%, 11/15/2017	325	357
Morgan Stanley
3.450%, 11/02/2015	125	127
Navient MTN
5.500%, 01/15/2019	433	442
PNC Bank
2.700%, 11/01/2022	445	443
Prudential Financial MTN
6.100%, 06/15/2017	125	138
Ryder System MTN
7.200%, 09/01/2015	108	111
Time Warner
4.875%, 03/15/2020	150	168
Total System Services
2.375%, 06/01/2018	236	237
Viacom
6.125%, 10/05/2017	325	360
Williams Partners
4.125%, 11/15/2020	95	99
4.000%, 11/15/2021	150	154

Total Corporate Obligations (Cost $4,114) ($ Thousands)		4,324

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Notes
2.000%, 02/15/2025	2,895	2,913

Total U.S. Treasury Obligation (Cost $2,915) ($ Thousands)		2,913

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.1%

Automotive — 0.0%
Bavarian Sky, Ser 2013-GER1, CI A
0.229%, 06/20/2020 (C)		159	$171

Other Asset-Backed Securities — 0.1%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017		162	177

Total Asset-Backed Securities (Cost $416) ($ Thousands)			348

TIME DEPOSITS (2) — 2.3%
Brown Brothers Harriman
4.800%, 04/01/2015	ZAR	548	45
2.950%, 04/01/2015	NZD	27	21
1.462%, 04/01/2015	AUD	27	21
0.350%, 04/01/2015	NOK	46	6
0.100%, 04/01/2015	CAD	45	35
0.074%, 04/01/2015	GBP	54	80
0.030%, 04/01/2015		11,523	11,523
0.005%, 04/01/2015	SGD	25	18
0.005%, 04/01/2015	JPY	4,433	37
0.005%, 04/01/2015	HKD	2	—
(0.100)%, 04/01/2015	DKK	2	—
(0.198)%, 04/01/2015	EUR	240	258
(0.270)%, 04/01/2015	SEK	158	18
(1.000)%, 04/01/2015	CHF	18	18

Total Time Deposits (Cost $12,080) ($ Thousands)			12,080

Total Investments — 98.8% (Cost $563,567) ($ Thousands)			$525,858

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	17	Jun-2015	$(1)
Australian 10-Year Bond	(5)	Jun-2015	(1)
Australian 3-Year Bond	(2)	Jun-2015	—
Canadian 10-Year Bond	(41)	Jun-2015	—
Euro-Bobl	(60)	Jun-2015	3
Euro-Bobl	24	Jun-2015	7
Euro-Bund	22	Jun-2015	47
Euro-Bund	(12)	Jun-2015	(24)
Euro-Buxl 30 Year Bond	8	Jun-2015	(2)
Euro-Schatz	31	Jun-2015	2
Japanese 10-Year Bond	5	Jun-2015	(5)
Long Gilt 10-Year Bond	1	Jun-2015	—
Long Gilt 10-Year Bond	(30)	Jun-2015	(103)
U.S. 10-Year Treasury Note	67	Jun-2015	120
U.S. 10-Year Treasury Note	(154)	Jun-2015	(126)
U.S. 2-Year Treasury Note	14	Jun-2015	2
U.S. 2-Year Treasury Note	(80)	Jun-2015	(64)
U.S. 5-Year Treasury Note	(25)	Jun-2015	(11)

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	69	Jun-2015	$82
U.S. Long Treasury Bond	(5)	Jun-2015	(9)
U.S. Ultra Long Treasury Bond	(11)	Jun-2015	(25)

			$(108)

For the six months ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/08/2015	DKK	23,974	USD	3,608	$161
04/08/2015-04/30/2015	CAD	29,013	USD	23,114	209
04/08/2015-04/30/2015	EUR	171,456	USD	190,705	6,534
04/08/2015-04/30/2015	SEK	17,917	USD	2,118	39
04/08/2015-04/30/2015	USD	10,122	EUR	9,188	(253)
04/08/2015-04/30/2015	USD	1,470	GBP	982	(13)
04/08/2015-04/30/2015	USD	2,156	JPY	257,610	(7)
04/08/2015-05/15/2015	AUD	18,149	USD	14,087	251
04/08/2015-06/17/2015	GBP	56,640	USD	860,082	2,018
04/08/2015-08/21/2015	JPY	12,297,282	USD	103,690	1,096
04/10/2015	USD	1,631	CAD	2,084	15
04/10/2015-04/30/2015	NZD	2,159	USD	1,618	1
04/16/2015	USD	1,008	MXN	15,348	(1)
04/16/2015-04/30/2015	MXN	68,997	USD	4,569	45
04/17/2015	IDR	8,488,166	USD	640	(7)
04/17/2015	USD	1,732	IDR	22,455,783	(19)
04/17/2015-04/30/2015	ZAR	37,082	USD	3,164	113
04/24/2015	USD	1,638	SGD	2,275	20
04/24/2015-04/30/2015	SGD	4,338	USD	3,168	6
04/28/2015-04/30/2015	PLN	7,027	USD	1,840	(12)
04/30/2015	CZK	10,333	USD	412	9
04/30/2015	ILS	777	USD	198	3
04/30/2015	KRW	4,767,898	USD	4,322	28
04/30/2015	MYR	2,129	USD	579	6
04/30/2015	NOK	3,225	USD	410	10
04/30/2015	THB	24,826	USD	761	(1)
04/30/2015	USD	963	AUD	1,240	(18)
04/30/2015	USD	708	CHF	684	(3)
04/30/2015	USD	529	KRW	586,150	(1)
04/30/2015	USD	628	NZD	827	(10)
04/30/2015	USD	514	PLN	1,935	(4)
04/30/2015	USD	1,098	SEK	9,325	(16)
04/30/2015-05/13/2015	CHF	5,954	USD	6,149	8
05/05/2015	USD	796	BRL	2,583	5
01/06/2016	BRL	11,255	USD	3,292	(40)

					$10,172

A list of the counterparties for the open forward foreign currency contracts held by the Fund March 31, 2015, is as follows:

Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(5,886)	$6,056	$170
Barclays PLC	(2,739)	2,719	(20)
BNP Paribas	(5,102)	5,201	99
Brown Brothers Harriman	(74,730)	75,591	861
Citigroup	(253,606)	261,481	7,875
Credit Suisse First Boston	(3,689)	3,717	28
Deutsche Bank	(7,435)	7,369	(66)
Goldman Sachs	(4,065)	3,948	(117)
HSBC	(23,301)	23,372	71
JPMorgan Chase Bank	(38,587)	38,812	225
Morgan Stanley	(537)	518	(19)
National Alliance Capital	(184)	183	(1)
National Australia Bank	(13,248)	13,252	4
Paribas	(1,659)	1,669	10
Royal Bank of Canada	(1,512)	1,500	(12)
Royal Bank of Scotland	(16,120)	16,957	837
Societe Generate	(188)	188	—
Standard Bank	(529)	528	(1)
State Street	(1,169)	1,150	(19)
TD Securities	(10,018)	10,129	111
UBS	(4,744)	4,880	136

			$10,172

For the six months ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the six months.

A list of the open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	2.83%	3 Month USD - LIBOR	08/08/2023	USD	6,000	$(456)
Citibank	Euro CPI Overall Excluding Tobacco	1.22%	04/03/2019	EUR	2,450	(38)
Citigroup	3.79%	6 Month GBP - LIBOR	05/19/2019	GBP	2,500	(426)

						$(920)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2015

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	Cdx.Na.Hy.23 5Y Index	BUY	5.00	12/20/2019	813	$(16)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3.34%	6 Month GBP - LIBOR	01/17/2044	GBP	1,000	$(465)
JP Morgan Chase Bank	6 Month JPY - LIBOR	1.56%	11/28/2033	JPY	600,000	406
JP Morgan Chase Bank	1.90%	6 Month EUR - EURIBOR	03/24/2024	EUR	2,200	(294)
JP Morgan Chase Bank	2.87%	6 Month GBP - LIBOR	02/14/2024	GBP	250	(39)
JP Morgan Chase Bank	1.49%	6 Month EUR - EURIBOR	11/21/2023	EUR	5,500	(765)
JP Morgan Chase Bank	1.49%	6 Month EUR - EURIBOR	09/12/2018	EUR	7,000	(349)

						$(1,506)

For the six months ended March 31, 2015, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Percentages are based on a Net Assets of $532,429 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(2)	In U.S. dollars unless otherwise indicated.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(D)	Real Estate Investment Trust.

(E)	Security, or portion thereof, has been pledged as collateral on open swap agreements.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CPI — Consumer Price Index

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IDR — Indonesia Rupiah

ILS — Israeli Shekel

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PEI — Peruvian Inca

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the levels of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$495,099	$—	$495,099
Mortgage-Backed Securities	—	11,094	—	11,094
Corporate Obligations	—	4,324	—	4,324
U.S. Treasury Obligation	—	2,913	—	2,913
Asset-Backed Securities	—	348	—	348
Time Deposits	—	12,080	—	12,080

Total Investments in Securities	$—	$525,858	$—	$525,858

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$263	$—	$—	$263
Unrealized Depreciation	(371)	—	—	(371)
Forwards Contracts*
Unrealized Appreciation	—	10,577	—	10,577
Unrealized Depreciation	—	(405)	—	(405)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(920)	—	(920)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(16)	—	(16)
Interest Rate Swaps*
Unrealized Appreciation	—	406	—	406
Unrealized Depreciation	—	(1,912)	—	(1,912)

Total Other Financial Instruments	$(108)	$7,730	$—	$7,622

*	Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 92.8%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		749	$748

Argentina — 0.7%
Republic of Argentina
7.000%, 04/17/2017		4,981	4,731
6.000%, 03/31/2023 (A)		815	1,027
5.870%, 03/31/2023 (A)	DEM	590	298
3.043%, 12/15/2035 (B)		1,203	113
0.044%, 12/15/2035 (B)		31,346	2,962
YPF
8.750%, 04/04/2024 (C)		800	818

			9,949

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (C)		2,386	2,324

Azerbaijan — 0.7%
International Bank of Azerbaijan
5.625%, 06/11/2019		1,700	1,541
Republic of Azerbaijan
4.750%, 03/18/2024 (C)		1,820	1,812
4.750%, 03/18/2024		1,500	1,494
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		830	829
5.450%, 02/09/2017		1,312	1,335
4.750%, 03/13/2023		3,694	3,394
4.750%, 03/13/2023		500	459

			10,864

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (C)		1,213	1,274

Belize — 0.2%
Belize Government International Bond
5.000%, 08/20/2017 (D)		4,500	3,291

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		1,680	$1,766
4.138%, 01/03/2023 (C)		820	814

			2,580

Bolivia — 0.4%
Government of Bolivia
5.950%, 08/22/2023		5,069	5,240
5.950%, 08/22/2023		500	517

			5,757

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (B)	DEM	1,125	522

Brazil — 8.3%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (C)		660	706
5.750%, 09/26/2023		280	287
5.500%, 07/12/2020 (C)		400	416
Brazil Letras do Tesouro Nacional
12.745%, 01/01/2016 (E)	BRL	20,010	5,690
11.908%, 07/01/2018 (E)	BRL	23,485	4,912
11.519%, 01/01/2017 (E)	BRL	19,673	4,935
10.615%, 01/01/2018 (E)	BRL	28,800	6,384
Brazil Loan Trust 1
5.477%, 07/24/2023 (C)		2,254	2,243
5.477%, 07/24/2023		351	348
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 08/15/2020	BRL	4,385	3,496
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	10,986	3,191
10.000%, 01/01/2021	BRL	25,761	7,091
10.000%, 01/01/2023	BRL	23,088	6,183
10.000%, 01/01/2025	BRL	80,289	21,010
BRF
4.750%, 05/22/2024 (C)		1,723	1,676

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Caixa Economica Federal
4.250%, 05/13/2019	200	$192
CIMPOR Financial Operations
5.750%, 07/17/2024 (C)	718	596
Cosan
5.000%, 03/14/2023 (C)	761	675
ESAL GmbH
6.250%, 02/05/2023 (C)	948	922
Federal Republic of Brazil
10.125%, 05/15/2027	850	1,271
10.125%, 05/15/2027	1,378	2,060
8.250%, 01/20/2034	4,604	5,962
7.125%, 01/20/2037	8,073	9,587
5.000%, 01/27/2045	2,880	2,664
4.875%, 01/22/2021	420	441
4.250%, 01/07/2025	6,842	6,705
2.625%, 01/05/2023	3,341	2,999
JBS Finance II
8.250%, 01/29/2018	370	382
8.250%, 01/29/2018 (C)	350	362
JBS Investments GmbH
7.250%, 04/03/2024 (C)	29	30
Marfrig Holding Europe
8.375%, 05/09/2018	2,500	2,363
6.875%, 06/24/2019 (C)	355	302
Marfrig Overseas
9.500%, 05/04/2020 (C)	835	789
9.500%, 05/04/2020	650	614
Minerva Luxembourg
12.250%, 02/10/2022 (C)	650	722
7.750%, 01/31/2023	1,400	1,379
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021 (C)	124	107
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (C)	317	246
Petrobras Global Finance
7.250%, 03/17/2044	107	100
3.875%, 01/27/2016	222	218
2.000%, 05/20/2016	612	585
Petrobras International Finance
6.875%, 01/20/2040	238	216
5.750%, 01/20/2020	757	702
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024 (C)	1,265	1,155

		112,914

Chile — 1.6%
Banco del Estado de Chile
4.125%, 10/07/2020	30	32
3.875%, 02/08/2022 (C)	230	237
BancoEstado
4.125%, 10/07/2020 (C)	270	286

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bonos de la Tesoreria de la Republica en Pesos
6.000%, 01/01/2020	CLP	80,000	$140
6.000%, 01/01/2022	CLP	90,000	160
Empresa Electrica Angamos
4.875%, 05/25/2029 (C)		523	517
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (C)		100	111
6.250%, 07/08/2019		50	56
5.250%, 08/10/2020 (C)		240	257
5.250%, 08/10/2020		100	107
4.375%, 10/30/2024 (C)		564	572
ENTEL Chile
4.875%, 10/30/2024 (C)		200	209
Nacional del Cobre de Chile
6.150%, 10/24/2036		1,748	2,117
5.625%, 09/21/2035		880	1,020
5.625%, 10/18/2043		250	291
4.875%, 11/04/2044 (C)		4,284	4,476
4.500%, 08/13/2023 (C)		1,152	1,238
3.875%, 11/03/2021 (C)		403	425
3.000%, 07/17/2022 (C)		1,415	1,396
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	552
3.875%, 08/05/2020		1,207	1,317
3.125%, 03/27/2025		750	786
2.250%, 10/30/2022		3,981	3,951
VTR Finance
6.875%, 01/15/2024 (C)		776	805

			21,058

China — 1.1%
Amber Circle Funding
3.250%, 12/04/2022		850	854
CITIC
7.875%, 04/15/2049 (B)		183	191
6.800%, 01/17/2023		2,100	2,489
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/2023		1,500	1,624
Country Garden Holdings
7.875%, 05/27/2019		674	700
7.250%, 04/04/2021		115	115
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (C)		1,432	1,468
Sinochem Overseas Capital
4.500%, 11/12/2020 (C)		1,606	1,728
4.500%, 11/12/2020		2,361	2,540
Sinopec Capital
3.125%, 04/24/2023 (C)		1,019	1,005
Sinopec Group Overseas Development
4.875%, 05/17/2042 (C)		300	332

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.375%, 04/10/2024 (C)		800	$868
State Grid Overseas Investment
4.125%, 05/07/2024 (C)		1,216	1,317

			15,231

Colombia — 5.2%
Bogota Distrito Capital
9.750%, 07/26/2028 (C)	COP	8,820,000	4,193
9.750%, 07/26/2028	COP	370,000	176
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	3,728
Colombian TES
11.250%, 10/24/2018	COP	69,800	32
11.000%, 07/24/2020	COP	227,500	107
10.000%, 07/24/2024	COP	2,909,100	1,345
7.750%, 09/18/2030	COP	15,068,700	5,822
7.500%, 08/26/2026	COP	4,030,200	1,575
7.000%, 09/11/2019	COP	1,593,400	642
7.000%, 05/04/2022	COP	864,000	340
7.000%, 05/04/2022	COP	580,000	228
7.000%, 05/04/2022	COP	22,627,000	8,896
6.000%, 04/28/2028	COP	12,792,700	4,285
Ecopetrol
5.875%, 05/28/2045		1,051	978
Emgesa ESP
8.750%, 01/25/2021	COP	1,450,000	603
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	4,482,000	1,826
7.625%, 09/10/2024 (C)	COP	3,971,000	1,520
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (C)	COP	1,645,000	637
7.875%, 08/12/2024	COP	884,000	342
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,087,000	821
Pacific Rubiales Energy
7.250%, 12/12/2021		2,171	1,443
5.125%, 03/28/2023 (C)		429	250
Republic of Colombia
12.000%, 10/22/2015	COP	1,531,000	615
12.000%, 10/22/2015	COP	1,484,000	596
11.750%, 02/25/2020		1,587	2,194
10.375%, 01/28/2033		360	564
9.850%, 06/28/2027	COP	5,078,000	2,529
9.850%, 06/28/2027	COP	777,000	387
8.125%, 05/21/2024		1,190	1,580
7.750%, 04/14/2021	COP	3,875,000	1,666
7.375%, 03/18/2019		2,046	2,417
7.375%, 09/18/2037		7,052	9,414
6.125%, 01/18/2041		1,485	1,760
5.625%, 02/26/2044		1,970	2,201
5.000%, 06/15/2045		1,732	1,780
4.375%, 07/12/2021		4,457	4,724

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.375%, 03/21/2023	COP	1,917,000	$671
4.375%, 03/21/2023	COP	1,184,000	415

			73,302

Costa Rica — 0.8%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (C)		240	244
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	421
6.375%, 05/15/2043		250	211
Republic of Costa Rica
7.158%, 03/12/2045		1,460	1,510
7.158%, 03/12/2045 (C)		1,237	1,271
7.000%, 04/04/2044		1,400	1,425
7.000%, 04/04/2044 (C)		2,305	2,345
4.375%, 04/30/2025 (C)		781	731
4.375%, 04/30/2025		702	657
4.250%, 01/26/2023		1,326	1,260

			10,075

Croatia — 0.5%
Government of Croatia
6.750%, 11/05/2019		790	876
6.625%, 07/14/2020		1,103	1,223
6.375%, 03/24/2021 (C)		1,636	1,803
6.250%, 04/27/2017 (C)		630	669
6.000%, 01/26/2024 (C)		1,677	1,856
6.000%, 01/26/2024		1,500	1,660
5.875%, 07/09/2018	EUR	150	178

			8,265

Dominican Republic — 1.2%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	108
11.500%, 05/10/2024	DOP	55,000	1,339
11.000%, 01/05/2018	DOP	6,320	144
11.000%, 07/30/2021 (C)	DOP	53,760	1,216
9.040%, 01/23/2018		1,192	1,284
8.625%, 04/20/2027		1,407	1,671
7.500%, 05/06/2021		3,049	3,409
7.500%, 05/06/2021 (C)		1,830	2,046
7.450%, 04/30/2044		1,015	1,144
7.450%, 04/30/2044 (C)		2,850	3,213
6.850%, 01/27/2045		400	421
6.850%, 01/27/2045 (C)		628	659
6.600%, 01/28/2024		882	959
5.875%, 04/18/2024 (C)		770	806
5.875%, 04/18/2024		210	220

			18,639

Ecuador — 0.8%
EP PetroEcuador via Noble Sovereign Funding I
5.897%, 09/24/2019 (B)		2,551	2,201

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Ecuador
10.500%, 03/24/2020 (C)	2,050	$2,062
9.375%, 12/15/2015	1,554	1,573
7.950%, 06/20/2024	5,350	4,721

		10,557

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040	1,434	1,447
5.750%, 04/29/2020	450	475
5.750%, 04/29/2020 (C)	100	105

		2,027

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032	267	302
8.250%, 04/10/2032	513	581
7.750%, 01/24/2023	708	785
7.750%, 01/24/2023	802	889
7.650%, 06/15/2035	1,400	1,467
7.375%, 12/01/2019	400	435
6.375%, 01/18/2027 (C)	1,482	1,482
6.375%, 01/18/2027	1,769	1,769
5.875%, 01/30/2025 (C)	638	624
5.875%, 01/30/2025	991	970
Telemovil Finance
8.000%, 10/01/2017	476	495

		9,799

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (C)	1,473	1,429
6.625%, 12/11/2024	600	583

		2,012

Gabon — 0.2%
Gabonese Republic
8.200%, 12/12/2017	490	513
6.375%, 12/12/2024	3,280	3,075

		3,588

Georgia — 0.2%
Georgian Railway JSC
7.750%, 07/11/2022	3,127	3,349

Ghana — 0.6%
Republic of Ghana
8.500%, 10/04/2017 (C)	300	307
8.125%, 01/18/2026 (C)	2,604	2,472
8.125%, 01/18/2026	4,304	4,086
7.875%, 08/07/2023	1,400	1,327

		8,192

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (C)		1,090	$1,161
Guatemala Government Bond
4.875%, 02/13/2028		509	526

			1,687

Honduras — 0.1%
Republic of Honduras
8.750%, 12/16/2020		1,018	1,129

Hong Kong — 0.1%
MCE Finance
5.000%, 02/15/2021 (C)		275	257
Shimao Property Holdings
8.125%, 01/22/2021		700	728

			985

Hungary — 4.2%
Magyar Export-Import Bank
4.000%, 01/30/2020 (C)		925	945
Republic of Hungary
7.750%, 08/24/2015	HUF	33,320	122
7.625%, 03/29/2041		6,928	10,018
7.500%, 11/12/2020	HUF	262,990	1,171
7.000%, 06/24/2022	HUF	2,741,600	12,221
6.750%, 11/24/2017	HUF	31,310	126
6.500%, 06/24/2019	HUF	1,033,860	4,297
6.375%, 03/29/2021		1,254	1,454
6.250%, 01/29/2020		770	876
6.000%, 11/24/2023	HUF	306,320	1,323
5.750%, 11/22/2023		4,358	5,012
5.500%, 12/22/2016	HUF	555,220	2,115
5.500%, 12/20/2018	HUF	94,460	376
5.500%, 06/24/2025	HUF	1,666,990	7,071
5.375%, 02/21/2023		3,127	3,494
5.375%, 03/25/2024		536	601
5.000%, 03/30/2016	GBP	227	348
4.125%, 02/19/2018		3,504	3,663
4.000%, 04/25/2018	HUF	174,740	658
4.000%, 03/25/2019		1,856	1,936
3.500%, 06/24/2020	HUF	121,180	452

			58,279

India — 0.1%
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	209
Reliance Industries
4.875%, 02/10/2045 (C)		250	234
Vedanta Resources
8.250%, 06/07/2021 (C)		30	27
7.125%, 05/31/2023 (C)		160	133
6.000%, 01/31/2019 (C)		419	373

			976

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Indonesia — 8.7%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	$172
7.000%, 05/15/2027	IDR	2,300,000	168
6.625%, 05/15/2033	IDR	2,300,000	156
Deutsche Bank MTN
7.000%, 05/17/2022	IDR	9,000,000	673
Genel Energy Finance
7.500%, 05/14/2019		1,000	885
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	7,888
6.625%, 05/15/2033	IDR	3,100,000	210
Majapahit Holding
8.000%, 08/07/2019		470	553
7.875%, 06/29/2037 (C)		205	262
7.750%, 01/20/2020		894	1,054
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,739
4.875%, 10/01/2024 (C)		200	210
Pertamina Persero MTN
6.500%, 05/27/2041 (C)		380	408
6.450%, 05/30/2044 (C)		1,432	1,539
6.000%, 05/03/2042 (C)		935	947
6.000%, 05/03/2042		340	344
5.625%, 05/20/2043		3,882	3,770
5.250%, 05/23/2021 (C)		500	532
4.875%, 05/03/2022 (C)		220	229
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	210,000	20
11.625%, 03/04/2019 (C)		975	1,299
11.625%, 03/04/2019		1,674	2,231
11.625%, 03/04/2019		80	107
11.000%, 09/15/2025	IDR	3,200,000	306
9.000%, 03/15/2029	IDR	128,485,000	11,016
8.500%, 10/12/2035		1,000	1,444
8.500%, 10/12/2035		1,969	2,843
8.375%, 03/15/2024	IDR	196,184,000	15,942
8.375%, 09/15/2026	IDR	580,000	47
8.375%, 03/15/2034	IDR	126,780,000	10,288
8.250%, 06/15/2032	IDR	17,369,000	1,388
7.875%, 04/15/2019	IDR	44,866,000	3,510
7.750%, 01/17/2038		1,478	2,018
7.750%, 01/17/2038		7,418	10,126
7.000%, 05/15/2022	IDR	59,080,000	4,426
6.875%, 01/17/2018		2,004	2,260
6.750%, 01/15/2044		700	895
6.750%, 01/15/2044 (C)		1,650	2,110
6.625%, 05/15/2033	IDR	30,376,000	2,062
6.625%, 02/17/2037		210	255
6.625%, 02/17/2037		1,426	1,729
6.125%, 05/15/2028	IDR	26,020,000	1,748
5.875%, 03/13/2020 (C)		224	253

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.875%, 01/15/2024		2,876	$3,325
5.625%, 05/15/2023	IDR	44,408,000	3,035
5.250%, 01/17/2042		1,029	1,079
5.125%, 01/15/2045 (C)		2,064	2,167
4.875%, 05/05/2021		1,051	1,144
4.875%, 05/05/2021 (C)		200	218
4.125%, 01/15/2025		5,081	5,214
3.375%, 04/15/2023 (C)		1,939	1,900
2.875%, 07/08/2021 (C)	EUR	594	671

			118,815

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		6,807	5,684

Israel — 0.0%
Altice Financing
8.000%, 12/15/2019	EUR	400	462

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		49	49

Ivory Coast — 1.2%
Ivory Coast Government Bond
11.660%, 12/31/2032		3,413	3,243
6.375%, 03/03/2028 (C)		2,420	2,384
5.750%, 12/31/2032		1,100	1,045
5.750%, 12/31/2032		7,396	7,027
5.375%, 07/23/2024 (C) (F)		3,013	2,847

			16,546

Jamaica — 0.5%
Digicel Group
8.250%, 09/30/2020		2,200	2,203
7.125%, 04/01/2022 (C)		967	885
Governmenet of Jamaica
7.625%, 07/09/2025		3,108	3,450

			6,538

Kazakhstan — 2.5%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	656
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (C)		400	388
7.250%, 01/28/2021		200	194
KazAgro National Management Holding
4.625%, 05/24/2023		3,830	3,248
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (C)		250	229
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015 (C)		450	448

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.250%, 05/20/2015		100	$100
KazMunayGas National
9.125%, 07/02/2018 (C)		2,342	2,543
9.125%, 07/02/2018		1,248	1,355
7.000%, 05/05/2020 (C)		930	945
6.375%, 04/09/2021 (C)		6,341	6,322
6.375%, 04/09/2021		365	364
6.000%, 11/07/2044 (C)		2,118	1,721
5.750%, 04/30/2043		9,024	7,086
5.750%, 04/30/2043 (C)		3,133	2,438
4.875%, 05/07/2025 (C)		1,026	893
4.400%, 04/30/2023 (C)		1,509	1,324
4.400%, 04/30/2023		1,022	884
Nostrum Oil & Gas Finance
6.375%, 02/14/2019 (C)		418	360
Republic of Kazakhstan
6.375%, 10/06/2020 (C)		600	595
3.875%, 10/14/2024 (C)		1,588	1,467
Samruk-Energy JSC MTN
3.750%, 12/20/2017		500	469
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (C)		425	364

			34,393

Kenya — 0.6%
Kenya Government International Bond
6.875%, 06/24/2024 (C)		3,822	3,991
6.875%, 06/24/2024		403	421
5.875%, 06/24/2019 (C)		1,295	1,337
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	230,000	2,469

			8,218

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		670	681

Lithuania — 0.1%
Republic of Lithuania
7.375%, 02/11/2020		462	566
6.625%, 02/01/2022		200	249
6.125%, 03/09/2021 (C)		1,424	1,701

			2,516

Malaysia — 4.9%
Malaysia Government Bond
5.248%, 09/15/2028 (C)	MYR	1,050	315
4.935%, 09/30/2043	MYR	6,200	1,765
4.498%, 04/15/2030	MYR	1,240	348
4.392%, 04/15/2026	MYR	10,601	2,965
4.378%, 11/29/2019	MYR	1,353	377
4.262%, 09/15/2016	MYR	21,410	5,867

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.181%, 07/15/2024	MYR	26,707	$7,348
4.160%, 07/15/2021	MYR	4,769	1,316
4.048%, 09/30/2021	MYR	4,330	1,188
4.012%, 09/15/2017	MYR	15,500	4,251
3.892%, 03/15/2027	MYR	1,369	365
3.889%, 07/31/2020	MYR	6,983	1,902
3.844%, 04/15/2033	MYR	1,770	452
3.835%, 08/12/2015	MYR	4,097	1,109
3.654%, 10/31/2019	MYR	11,780	3,190
3.580%, 09/28/2018	MYR	4,747	1,287
3.502%, 05/31/2027	MYR	1,050	268
3.492%, 03/31/2020	MYR	22,299	5,963
3.480%, 03/15/2023	MYR	14,448	3,798
3.418%, 08/15/2022	MYR	8,999	2,365
3.394%, 03/15/2017	MYR	2,495	674
3.314%, 10/31/2017	MYR	22,180	5,985
3.260%, 03/01/2018	MYR	18,210	4,894
3.197%, 10/15/2015	MYR	8,823	2,384
3.172%, 07/15/2016	MYR	11,720	3,161
Malaysia Government Investment
4.444%, 05/22/2024	MYR	11,600	3,224
Petronas Capital MTN
3.500%, 03/18/2025 (C)		2,829	2,864

			69,625

Mexico — 8.6%
America Movil
7.125%, 12/09/2024	MXN	18,110	1,174
6.000%, 06/09/2019	MXN	12,420	815
BBVA Bancomer
6.750%, 09/30/2022 (C)		500	565
Cemex
6.500%, 12/10/2019		550	583
6.125%, 05/05/2025 (C)		1,241	1,253
5.700%, 01/11/2025 (C)		147	145
Cemex Espana Luxembourg
9.875%, 04/30/2019		950	1,057
Cemex Finance
9.375%, 10/12/2022 (C)		618	701
6.000%, 04/01/2024 (C)		77	77
Comision Federal de Electricidad
5.750%, 02/14/2042 (C)		500	555
4.875%, 01/15/2024 (C)		237	252
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (C)		361	378
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	55,301	3,798
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	12,020	883
8.000%, 12/17/2015	MXN	37,960	2,573
7.750%, 12/14/2017	MXN	56,188	3,986
7.250%, 12/15/2016	MXN	37,764	2,615
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	106,300	9,062

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.500%, 05/31/2029	MXN	5,093	$404
8.000%, 12/07/2023	MXN	50,128	3,754
7.750%, 05/29/2031	MXN	73,086	5,454
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	8,900	825
8.500%, 11/18/2038	MXN	67,335	5,504
Mexican Bonos
7.750%, 11/13/2042	MXN	3,280	250
7.750%, 11/23/2034	MXN	180	14
7.500%, 06/03/2027	MXN	39,023	2,843
6.500%, 06/09/2022	MXN	70,487	4,837
6.250%, 06/16/2016	MXN	123,966	8,374
6.000%, 06/18/2015	MXN	5,099	337
5.000%, 06/15/2017	MXN	39,491	2,643
Mexican Udibonos
4.500%, 11/22/2035	MXN	6,348	2,578
2.500%, 12/10/2020	MXN	6,273	2,182
2.000%, 06/09/2022	MXN	1,471	486
Mexico Cetes
0.000%, 03/03/2016 (E)	MXN	373,010	2,373
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	44,250	2,861
6.625%, 06/15/2035		3,450	3,950
6.500%, 06/02/2041		572	648
6.375%, 01/23/2045 (C)		806	901
4.250%, 01/15/2025 (C)		560	568
3.500%, 01/30/2023 (C)		185	181
Petroloes Mexicanos
5.625%, 01/23/2046		1,193	1,211
Sixsigma Networks Mexico
8.250%, 11/07/2021 (C)		465	486
Trust F
5.250%, 12/15/2024 (C) (G)		1,080	1,161
United Mexican States MTN
7.500%, 04/08/2033		336	478
6.050%, 01/11/2040		1,548	1,920
5.750%, 10/12/2110		468	510
5.550%, 01/21/2045		7,439	8,722
4.750%, 03/08/2044		2,218	2,329
4.600%, 01/23/2046		4,181	4,275
4.000%, 10/02/2023		2,012	2,129
3.600%, 01/30/2025		8,831	9,063
United Mexican States, Ser A MTN
6.750%, 09/27/2034		3,474	4,638

			119,361

Mongolia — 0.6%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	846
Mongolia Government Bond MTN
5.125%, 12/05/2022		4,632	3,891

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.125%, 12/05/2022		481	$404
4.125%, 01/05/2018		2,556	2,326

			7,467

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	120	132
5.375%, 05/20/2019	EUR	399	454

			586

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		900	1,001
5.500%, 12/11/2042 (C)		200	223
4.250%, 12/11/2022 (C)		287	297
OCP
5.625%, 04/25/2024 (C)		305	332

			1,853

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		845	811

Nigeria — 0.5%
Nigeria Treasury Bill
12.527%, 05/07/2015 (E)	NGN	12,900	64
Republic of Nigeria
16.390%, 01/27/2022	NGN	111,580	594
16.000%, 06/29/2019	NGN	168,722	873
15.100%, 04/27/2017	NGN	23,192	116
14.200%, 03/14/2024	NGN	124,767	599
6.750%, 01/28/2021 (C)		550	564
6.750%, 01/28/2021		1,922	1,970
6.375%, 07/12/2023		2,200	2,209

			6,989

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/2024		4,150	4,374
7.250%, 04/15/2019 (C)		500	515
7.125%, 03/31/2016		500	511
6.875%, 06/01/2017		430	440
6.875%, 06/01/2017		100	103

			5,943

Panama — 0.8%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	751
Republic of Panama
9.375%, 01/16/2023		560	775
9.375%, 04/01/2029		1,856	2,840
8.875%, 09/30/2027		270	397

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	41

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.125%, 04/28/2034		2,128	$3,022
7.125%, 01/29/2026		100	130
6.700%, 01/26/2036		1,733	2,270
4.300%, 04/29/2053		130	125
4.000%, 09/22/2024		380	398
3.750%, 03/16/2025		557	571

			11,279

Paraguay — 0.7%
Republic of Paraguay
6.100%, 08/11/2044		861	945
6.100%, 08/11/2044 (C)		2,253	2,473
4.625%, 01/25/2023 (C) (F)		737	759
4.625%, 01/25/2023 (F)		3,216	3,312
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	205
6.750%, 12/13/2022		200	205

			7,899

Peru — 1.9%
Abengoa Transmision Sur
6.875%, 04/30/2043 (C)		273	308
BBVA Banco Continental
5.250%, 09/22/2029 (B) (C)		651	661
Peru Enhanced Pass-Through Finance
4.648%, 06/02/2025 (C) (E)		1,000	748
2.265%, 05/31/2018 (E)		94	90
2.007%, 05/31/2018 (C) (E)		254	242
Republic of Peru
9.910%, 05/05/2015	PEI	675	219
8.750%, 11/21/2033		4,077	6,477
8.200%, 08/12/2026	PEI	4,268	1,616
7.350%, 07/21/2025		1,969	2,678
7.125%, 03/30/2019		2,073	2,477
6.950%, 08/12/2031	PEI	9,612	3,189
6.950%, 08/12/2031	PEI	7,241	2,403
6.850%, 02/12/2042	PEI	613	200
6.550%, 03/14/2037		372	495
5.700%, 08/12/2024	PEI	3,584	1,138
5.700%, 08/12/2024 (C)	PEI	10,512	3,350
5.625%, 11/18/2050		516	631

			26,922

Philippines — 0.2%
Development Bank of Philippines
5.500%, 03/25/2021		330	365
National Power
9.625%, 05/15/2028		1,100	1,716
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	1,012

			3,093

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Poland — 2.4%
Republic of Poland
5.250%, 10/25/2020	PLN	3,789	$1,170
5.000%, 04/25/2016	PLN	3,160	863
4.750%, 04/25/2017	PLN	1,810	508
4.000%, 10/25/2023	PLN	4,756	1,431
4.000%, 01/22/2024		682	749
3.250%, 07/25/2019	PLN	4,238	1,181
3.250%, 07/25/2025	PLN	14,474	4,145
3.000%, 08/24/2016	PLN	9,125	2,472
2.750%, 08/25/2023	PLN	17,418	5,233
2.500%, 07/25/2018	PLN	4,970	1,341
1.744%, 01/25/2016 (E)	PLN	9,730	2,534
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	16,627	5,472
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	7,330	2,106
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	7,966	2,433
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	886	286

			31,924

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		665	813

Romania — 1.6%
Government of Romania MTN
6.750%, 02/07/2022		3,124	3,780
6.750%, 02/07/2022 (C)		350	424
6.125%, 01/22/2044		690	878
5.950%, 06/11/2021	RON	21,870	6,282
5.850%, 04/26/2023	RON	3,370	977
5.750%, 04/29/2020	RON	810	227
4.875%, 01/22/2024		126	140
4.875%, 01/22/2024 (C)		1,424	1,575
4.750%, 08/29/2016	RON	8,980	2,276
4.750%, 06/24/2019	RON	2,835	755
4.750%, 02/24/2025	RON	5,190	1,421
4.375%, 08/22/2023		1,462	1,564

			20,299

Russia — 5.9%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		1,500	1,468
7.500%, 09/26/2019		750	695
Gaz Capital
6.510%, 03/07/2022 (C)		224	216
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (C)		480	414
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		1,005	1,079

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

9.250%, 04/23/2019 (C)		381	$409
4.950%, 07/19/2022 (C)		157	141
4.300%, 11/12/2015 (C)		533	532
Lukoil International Finance
3.416%, 04/24/2018 (C)		180	166
Ritekro
14.061%, 11/07/2022 (E) (I) (J)		914	457
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	34,254	458
7.600%, 04/14/2021	RUB	614,834	8,605
7.600%, 07/20/2022	RUB	415,187	5,668
7.500%, 03/15/2018	RUB	314,454	4,815
7.500%, 02/27/2019	RUB	455,192	6,766
7.400%, 04/19/2017	RUB	93,640	1,477
7.400%, 06/14/2017	RUB	52,000	816
7.350%, 01/20/2016	RUB	80,000	1,329
7.050%, 01/19/2028	RUB	136,006	1,632
7.000%, 01/25/2023	RUB	233,026	3,047
7.000%, 08/16/2023	RUB	193,574	2,514
6.900%, 08/03/2016	RUB	48,434	784
6.800%, 12/11/2019	RUB	86,684	1,218
6.700%, 05/15/2019	RUB	19,518	282
6.545%, 12/03/2014 (D)	RUB	22,770	306
6.400%, 05/27/2020	RUB	17,800	243
6.200%, 01/31/2018	RUB	304,954	4,533
Russian Federation Registered
7.500%, 03/31/2030	USD	2,150	2,466
Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	120,000	1,856
7.500%, 03/31/2030		4,320	4,956
5.625%, 04/04/2042		2,200	2,090
5.000%, 04/29/2020		9,200	9,211
4.875%, 09/16/2023 (C)		1,200	1,155
4.875%, 09/16/2023		1,400	1,347
4.500%, 04/04/2022		200	191
3.500%, 01/16/2019		200	192
3.250%, 04/04/2017		1,200	1,200
Sistema Via Sistema International Funding
6.950%, 05/17/2019		1,000	900
6.950%, 05/17/2019		500	450
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	315
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021 (C)		88	86
VimpelCom Holdings
7.504%, 03/01/2022 (C)		310	294
5.950%, 02/13/2023 (C)		95	82
5.200%, 02/13/2019 (C)		500	457
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,199

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.800%, 11/22/2025		2,205	$1,847
6.800%, 11/22/2025 (C)		150	126
5.450%, 11/22/2017 (C)		400	383

			80,873

Senegal — 0.5%
Republic of Senegal
8.750%, 05/13/2021		790	882
8.750%, 05/13/2021 (C)		540	603
6.250%, 07/30/2024		5,220	5,087
6.250%, 07/30/2024 (C)		426	415

			6,987

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021 (C)		200	230
7.250%, 09/28/2021		2,569	2,961
5.875%, 12/03/2018		1,297	1,375
5.875%, 12/03/2018 (C)		530	562
4.875%, 02/25/2020		200	205

			5,333

Singapore — 0.4%
ABJA Investment Pte
5.950%, 07/31/2024		472	489
Singapore Government Bond
3.375%, 09/01/2033	SGD	1,530	1,212
3.000%, 09/01/2024	SGD	5,718	4,421

			6,122

Slovak Republic — 0.1%
Slovakia Government International Bond
4.375%, 05/21/2022		617	690

Slovenia — 0.9%
Slovenia Government International Bond
5.850%, 05/10/2023		1,800	2,129
5.250%, 02/18/2024 (C)		1,151	1,321
5.250%, 02/18/2024		5,680	6,519
4.125%, 02/18/2019		900	952

			10,921

South Africa — 5.2%
Eskom Holdings
7.125%, 02/11/2025 (C)		5,531	5,572
6.750%, 08/06/2023		1,100	1,095
6.750%, 08/06/2023 (C)		1,289	1,283
Republic of South Africa
10.500%, 12/21/2026	ZAR	31,520	3,136
8.750%, 01/31/2044	ZAR	23,470	1,999
8.750%, 02/28/2048	ZAR	36,920	3,164

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	43

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.250%, 09/15/2017	ZAR	29,822	$2,537
8.250%, 03/31/2032	ZAR	70,090	5,690
8.000%, 12/21/2018	ZAR	47,730	4,058
8.000%, 01/31/2030	ZAR	110,506	8,992
7.750%, 02/28/2023	ZAR	25,582	2,131
7.250%, 01/15/2020	ZAR	123,307	10,165
7.000%, 02/28/2031	ZAR	40,180	2,960
6.875%, 05/27/2019		580	667
6.750%, 03/31/2021	ZAR	31,200	2,497
6.500%, 02/28/2041	ZAR	23,065	1,531
6.250%, 03/31/2036	ZAR	42,260	2,776
5.875%, 09/16/2025		7,137	8,173
Transnet SOC
9.500%, 05/13/2021 (C)	ZAR	13,360	1,112
4.000%, 07/26/2022 (C)		1,119	1,089
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (C)		1,046	1,072

			71,699

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/2017 (C)		320	328
Republic of Sri Lanka
6.250%, 10/04/2020 (C)		694	717
5.875%, 07/25/2022 (C)		724	734

			1,779

Supra-National — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	767
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	20,140,000	1,511

			2,278

Thailand — 3.0%
PTT Exploration & Production
4.875%, 06/18/2019 (B) (C)		1,544	1,548
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	119
4.875%, 06/22/2029	THB	4,979	186
3.875%, 06/13/2019	THB	322,400	10,576
3.850%, 12/12/2025	THB	119,000	4,044
3.650%, 12/17/2021	THB	202,950	6,691
3.625%, 06/16/2023	THB	357,100	11,798
3.580%, 12/17/2027	THB	62,700	2,057
3.250%, 06/16/2017	THB	35,200	1,116
1.250%, 03/12/2028	THB	23,271	647
1.200%, 07/14/2021	THB	71,291	2,098

			40,880

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (C)		1,305	$1,393

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (C)		1,298	1,321

Turkey — 6.6%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (C)		200	210
5.000%, 09/23/2021 (C)		538	539
Finansbank
6.250%, 04/30/2019 (C)		1,342	1,364
Republic of Turkey
11.875%, 01/15/2030		900	1,587
10.700%, 02/24/2016	TRY	3,230	1,263
10.500%, 01/15/2020	TRY	7,900	3,318
10.400%, 03/27/2019	TRY	3,560	1,466
10.400%, 03/20/2024	TRY	2,250	979
9.500%, 01/12/2022	TRY	8,610	3,515
9.000%, 01/27/2016	TRY	10,200	3,926
9.000%, 03/08/2017	TRY	10,845	4,236
9.000%, 07/24/2024	TRY	19,487	7,828
8.800%, 11/14/2018	TRY	2,160	844
8.500%, 07/10/2019	TRY	25,267	9,799
8.500%, 09/14/2022	TRY	13,148	5,109
8.300%, 10/07/2015	TRY	5,088	1,954
8.300%, 06/20/2018	TRY	12,221	4,702
8.200%, 07/13/2016	TRY	8,477	3,244
8.000%, 02/14/2034		1,350	1,849
7.375%, 02/05/2025		3,051	3,786
7.250%, 03/05/2038		200	259
7.100%, 03/08/2023	TRY	10,560	3,782
7.000%, 06/05/2020		3,187	3,681
6.875%, 03/17/2036		4,812	5,960
6.750%, 04/03/2018		1,374	1,522
6.750%, 05/30/2040		2,888	3,574
6.625%, 02/17/2045 (F)		2,241	2,773
6.300%, 02/14/2018	TRY	1,090	399
6.250%, 09/26/2022		2,867	3,261
6.000%, 01/14/2041		1,786	2,030
5.625%, 03/30/2021		1,912	2,091
5.125%, 03/25/2022		573	611
3.250%, 03/23/2023 (F)		539	510
TC Ziraat Bankasi
4.250%, 07/03/2019 (C)		1,440	1,426

			93,397

Ukraine — 0.1%
Government of Ukraine
9.250%, 07/24/2017		2,760	1,093
9.250%, 07/24/2017 (C)		403	160

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.580%, 11/21/2016		195	$77
6.580%, 11/21/2016		47	19

			1,349

Uruguay — 0.6%
Republic of Uruguay
7.625%, 03/21/2036		1,270	1,798
5.100%, 06/18/2050		3,273	3,404
4.500%, 08/14/2024		632	685
Republic of Uruguay PIK
7.875%, 01/15/2033		1,780	2,527

			8,414

Venezuela — 2.6%
Petroleos de Venezuela
9.750%, 05/17/2035		1,439	548
9.000%, 11/17/2021		4,038	1,498
8.500%, 11/02/2017		11,271	7,439
8.500%, 11/02/2017		7,016	4,630
6.000%, 05/16/2024		7,501	2,429
6.000%, 05/16/2024		2,136	681
6.000%, 11/15/2026		1,040	324
5.250%, 04/12/2017		6,883	2,822
5.250%, 04/12/2017		156	64
Republic of Venezuela
13.625%, 08/15/2018		144	84
13.625%, 08/15/2018		1,716	1,107
12.750%, 08/23/2022		3,996	1,748
11.950%, 08/05/2031		1,420	578
11.750%, 10/21/2026		2,515	1,012
9.250%, 09/15/2027		1,313	524
9.250%, 05/07/2028		2,445	874
9.000%, 05/07/2023		20	7
9.000%, 05/07/2023		500	179
8.250%, 10/13/2024		500	173
8.250%, 10/13/2024		7,020	2,422
7.750%, 10/13/2019		4,415	1,589
7.650%, 04/21/2025		290	98
5.750%, 02/26/2016 (F)		6,880	5,280

			36,110

Vietnam — 0.1%
Republic of Vietnam
6.750%, 01/29/2020		439	495
4.800%, 11/19/2024 (C)		1,026	1,068

			1,563

Zambia — 0.4%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,210	273
8.500%, 04/14/2024		975	1,034
5.375%, 09/20/2022		2,360	2,154

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Republic of Zambia Treasury Bills
22.047%, 08/24/2015 (E)	ZMW	1,755	$209
18.792%, 09/21/2015 (E)	ZMW	12,000	1,409

			5,079

Total Global Bonds (Cost $1,396,168) ($ Thousands)			1,284,327

LOAN PARTICIPATIONS — 0.4%

Singapore — 0.4%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A) (I) (J)		9,161	4,820
Morton Bay
6.220%, 12/31/2013 (I) (J)		3,158	300

Total Loan Participations (Cost $12,373) ($ Thousands)			5,120

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.070%†* (H)		11,262,798	11,263

Total Affiliated Partnership (Cost $11,263) ($ Thousands)			11,263

TIME DEPOSITS — 4.5%
Brown Brothers Harriman
4.800%, 04/01/2015	ZAR	4,509	372
0.074%, 04/01/2015	GBP	11	17
0.030%, 04/01/2015		61,443	61,443
0.005%, 04/01/2015	SGD	1	—
(0.198)%, 04/01/2015	EUR	1	1

Total Time Deposits (Cost $61,833) ($ Thousands)			61,833

Total Investments — 98.5% (Cost $1,481,637) ($ Thousands)			$1,362,543

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future	166	May-2015	$(101)
JSE Yield-X	844	May-2015	(253)
Korea 10-Year Bond	(40)	Jun-2015	(69)
U.S. 10-Year Treasury Note	43	Jun-2015	37
U.S. 10-Year Treasury Note	(88)	Jun-2015	(94)
U.S. 2-Year Treasury Note	15	Jun-2015	7
U.S. 2-Year Treasury Note	(242)	Jun-2015	(80)
U.S. 5-Year Treasury Note	(453)	Jun-2015	(402)
U.S. Treasury Long Bond	(16)	Jun-2015	(70)

			$(1,025)

For the six months ended March 31, 2015, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	45

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2015

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/02/2015-06/10/2015	BRL	135,888	USD	46,755	$4,770
04/02/2015-06/10/2015	USD	36,129	BRL	113,743	(1,090)
04/06/2015-05/04/2015	USD	12,111	COP	30,743,835	(308)
04/06/2015-06/17/2015	COP	52,726,279	USD	21,001	771
04/06/2015-10/28/2015	TRY	118,484	USD	46,201	976
04/06/2015-10/28/2015	USD	65,554	TRY	165,368	(2,522)
04/07/2015-05/08/2015	USD	3,726	PEI	11,502	(18)
04/07/2015-06/17/2015	EUR	42,103	USD	46,819	1,586
04/07/2015-06/17/2015	PEI	50,725	USD	16,242	35
04/07/2015-06/17/2015	USD	71,600	EUR	65,254	(1,491)
04/07/2015-06/17/2015	USD	13,061	ZAR	159,971	37
04/07/2015-06/29/2015	EUR	25,674	PLN	107,314	698
04/08/2015-06/17/2015	USD	22,522	INR	1,422,451	(5)
04/09/2015	CZK	119,983	EUR	4,328	(29)
04/09/2015	EUR	4,401	CZK	119,983	(49)
04/13/2015	CLP	5,128,258	USD	8,197	(24)
04/13/2015	GBP	245	USD	376	13
04/13/2015-06/17/2015	USD	17,640	CLP	11,021,850	(20)
04/14/2015	EUR	3,812	RON	16,940	27
04/14/2015-04/27/2015	RON	40,771	EUR	9,201	(35)
04/14/2015-05/11/2015	PLN	34,832	EUR	8,290	(277)
04/15/2015-05/20/2015	RUB	1,084,901	USD	17,444	(1,108)
04/15/2015-05/20/2015	USD	12,034	RUB	731,529	425
04/15/2015-06/17/2015	USD	9,962	CNY	61,995	(12)
04/15/2015-09/30/2015	TWD	599,286	USD	18,862	(300)
04/16/2015	INR	187,887	USD	2,970	(23)
04/16/2015-05/06/2015	USD	6,307	THB	207,392	60
04/16/2015-06/02/2015	USD	9,275	KRW	10,438,224	132
04/16/2015-06/17/2015	THB	446,986	USD	13,659	(60)
04/16/2015-06/26/2015	KRW	18,062,990	USD	16,416	135
04/27/2015	PLN	9,011	USD	2,458	82
04/27/2015-06/17/2015	USD	26,263	PLN	97,580	(558)
05/04/2015-06/17/2015	HUF	2,081,667	USD	7,616	164
05/04/2015/06/17/2015	MXN	366,699	USD	23,970	(22)
05/04/2015/06/17/2015	USD	2,436	HUF	664,124	(59)
05/04/2015/06/17/2015	USD	31,801	MXN	488,492	158
05/04/2015/06/17/2015	ZAR	158,434	USD	12,961	22
05/05/2015	AUD	6,330	USD	4,918	93
05/05/2015	USD	4,829	AUD	6,330	(4)
05/07/2015-06/17/2015	MYR	24,351	USD	6,586	42
05/18/2015	USD	2,461	SGD	3,420	30
05/18/2015-06/17/2015	SGD	30,182	USD	22,085	111
05/18/2015-06/17/2015	USD	7,384	PHP	327,304	(90)
05/19/2015	EUR	9,548	HUF	2,881,677	59
05/19/2015-06/18/2015	HUF	3,757,546	EUR	12,245	(293)
05/20/2015-12/04/2015	NGN	292,433	USD	1,416	(11)
05/26/2015-06/17/2015	ILS	81,652	USD	20,664	123
05/26/2015-06/17/2015	USD	50,744	CNH	330,181	1,799
06/03/2015-11/20/2015	IDR	82,674,712	USD	6,174	77
06/03/2015-11/20/2015	USD	18,884	IDR	251,045,378	(184)
06/05/2015-06/17/2015	USD	3,147	MYR	11,615	(27)
06/17/2015	CZK	15,606	USD	610	1
06/17/2015	RON	21,890	USD	5,451	130
06/17/2015-06/25/2015	USD	4,712	RON	19,319	(16)
06/17/2015-07/07/2015	USD	8,940	TWD	280,021	14
07/10/2015-09/15/2015	CNH	266,037	USD	40,480	(1,867)
02/26/2016-03/23/2016	USD	5,364	NGN	1,400,000	1,223

					$3,291

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(939)	$848	$(91)
Brown Brothers Harriman	(1,978)	2,168	190
Citigroup	(166,785)	168,932	2,147
Goldman Sachs	(374,465)	375,245	780
HSBC	(73,461)	73,421	(40)
JPMorgan Chase Bank	(248,781)	249,343	562
Standard New York	(67,945)	67,666	(279)
UBS	(1,044)	1,066	22

			$3,291

For the six months ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

A list of the open OTC swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3 Month ZAR - JIBAR	8.76%	01/16/29	ZAR	52,000	$297
Goldman Sachs	4.53%	1 Day CLP - CLICP	03/11/25	CLP	791,933	110
Goldman Sachs	3 Month ILS - TELBOR	2.67%	03/02/25	ILS	10,153	14

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3 Month ZAR - JIBAR	8.30%	01/16/2024	ZAR	23,000	$88
Goldman Sachs	3 Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	10,000	30
Goldman Sachs	1 Year BRL-CDI	10.89%	01/03/2023	BRL	5,012	(211)
Goldman Sachs	1 Year BRL-CDI	12.73%	01/04/2021	BRL	10,608,431	(38)
Goldman Sachs	0.59%	6 Month CZK - PRIBOR	03/13/2020	CZK	25,000	(12)
Goldman Sachs	5.12%	28 Day MXN - TIIE	11/28/2019	MXN	12,000	3
Goldman Sachs	28 Day MXN - TIIE	6.82%	06/27/2019	MXN	218,869	70
Goldman Sachs	1 Year BRL-CDI	11.81%	01/02/2018	BRL	9,833	(109)
Goldman Sachs	1 Year BRL-CDI	11.98%	01/02/2018	BRL	3,338	(33)
Goldman Sachs	2.45%	6 Month HUF - BUBOR	07/11/2016	HUF	3,073,496	(85)
Goldman Sachs	0.76%	3 Month ILS - TELBOR	05/22/2016	ILS	11,000	(39)
Goldman Sachs	0.95%	3 Month ILS - TELBOR	04/02/2016	ILS	6,000	(27)
Goldman Sachs	1.21%	3 Month ILS - TELBOR	02/14/2016	ILS	8,000	(22)
Goldman Sachs	3.31%	6 Month PZL - WIBOR	02/03/2016	PLN	30,000	(121)
Goldman Sachs	1.20%	3 Month ILS - TELBOR	01/16/2016	ILS	34,388	(95)
Goldman Sachs	1 Year BRL-CDI	11.59%	01/04/2016	BRL	5,024	(23)
Goldman Sachs	1 Year BRL-CDI	11.00%	01/04/2016	BRL	45,820	(252)
Goldman Sachs	1 Year BRL-CDI	11.92%	01/04/2016	BRL	20,309	(70)
JPMorgan Chase Bank	3 Month ILS -TELBOR	2.98%	02/26/2025	ILS	17,172	78
JPMorgan Chase Bank	4.29%	6 Month HUF - BUBOR	08/04/2024	HUF	800,000	(467)
JPMorgan Chase Bank	5.33%	Colombia IBR	03/11/2020	COP	6,515,340	71
JPMorgan Chase Bank	0.54%	6 Month CZK - PRIBOR	02/16/2020	CZK	250,000	(145)
JPMorgan Chase Bank	3 Month ILS - TELBOR	1.14%	03/24/2019	ILS	100,000	(6)
JPMorgan Chase Bank	0.64%	3 Month ILS - TELBOR	07/31/2016	ILS	15,000	(42)

						$(1,036)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3 Month USD - LIBOR	8.57%	10/28/2016	TRY	80,000	$(26)

A list of the centrally cleared swap agreements held by the Fund at March 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	2.34%	3 Month USD - LIBOR	02/06/2045	USD	1,930	$16
Bank of America	2.14%	3 Month USD - LIBOR	01/12/2025	USD	3,534	(53)
JPMorgan Chase Bank	2.08%	3 Month USD - LIBOR	01/13/2025	USD	4,680	(43)

						$(80)

For the six months ended March 31, 2015, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Percentages are based on a Net Assets of $1,382,989 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security in default on interest payments.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $10,878 ($ Thousands) (See Note 8).

(G)	Real Estate Investment Trust.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2015 was $11,263 ($ Thousands).

(I)	Securities considered illiquid. The total market value of such securities as of March 31, 2015 was $5,577 ($ Thousands) and represented 0.4% of Net Assets.

(J)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $5,577 ($ Thousands) and represented 0.4% of Net Assets.

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	47

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2015

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

PRIBOR — Praque Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,283,871	$456	$1,284,327
Loan Participations	—	—	5,120	5,120
Affiliated
Partnership	—	11,263	—	11,263
Time Deposits	—	61,833	—	61,833

Total Investments in Securities	$—	$1,356,967	$5,576	$1,362,543

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$44	$—	$—	$44
Unrealized Depreciation	(1,069)	—	—	(1,069)
Forwards Contracts*
Unrealized Appreciation	—	13,793	—	13,793
Unrealized Depreciation	—	(10,502)	—	(10,502)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	761	—	761
Unrealized Depreciation	—	(1,797)	—	(1,797)
Cross Currency Swaps*
Unrealized Depreciation	—	(26)	—	(26)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	16	—	16
Unrealized Depreciation	—	(96)	—	(96)

Total Other Financial Instruments	$(1,025)	$2,149	$—	$1,124

(1)

Of the $5,576 ($ Thousands) in Level 3 securities as of March 31, 2015, $5,576 ($ Thousands) or 100.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

March 31, 2015

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost $2,561,646, $1,742,774, $563,567 and $1,470,374, respectively)(1)	$2,748,638	$1,689,381	$525,858	$1,351,280
Affiliated investments, at value (Cost $168,470, $68,014, $0 and $11,263, respectively)	168,470	68,014	—	11,263
Cash	6,172	—	242	6,887
Foreign currency, at value (Cost $0, $4,947, $0 and $0, respectively)	—	4,843	—	—
Cash pledged as collateral for futures contracts	—	—	855	1,639
Receivable for investment securities sold	12,521	5,120	8,790	9,002
Unrealized gain on forward foreign currency contracts	—	—	10,855	15,779
Receivable for fund shares sold	2,296	15,169	319	2,381
Dividends and interest receivable	7,855	2,302	4,198	27,011
Variation margin receivable	66	—	34	72
Foreign tax reclaim receivable	2,741	38	—	—
Unrealized gain on foreign spot currency contracts	—	—	57	2
Swap contracts, at value (Premiums paid $0, $0, $0 and $0, respectively)	—	—	—	761
Total Assets	2,948,759	1,784,867	551,208	1,426,077
LIABILITIES:
Payable for investment securities purchased	17,367	4,175	14,851	11,161
Payable upon return of securities loaned	87,518	50,950	—	11,263
Payable to custodian	—	17,524	—	—
Foreign currency payable, at value (Cost $3,487, $0, $346 and $3,181, respectively)	3,494	—	351	3,174
Unrealized loss on forward foreign currency contracts	—	—	683	12,489
Swap contracts, at value (Premiums received $0, $0, $0 and $0, respectively)	—	—	920	1,823
Payable for fund shares redeemed	3,460	8,056	1,348	1,290
Variation margin payable	924	—	136	178
Unrealized loss on foreign spot currency contracts	8	2	—	—
Investment advisory fees payable	1,218	1,359	116	696
Administration fees payable	1,084	644	203	522
Shareholder servicing fees payable	572	347	113	272
Trustees’ fees	1	—	—	—
Chief compliance officer fees payable	3	2	1	1
Administration servicing fees payable	4	—	—	—
Other accrued expenses	198	550	57	219
Accrued foreign capital gains tax on appreciated securities	5	659	—	—
Total Liabilities	115,856	84,268	18,779	43,088
Net Assets	$2,832,903	$1,700,599	$532,429	$1,382,989
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$3,444,849	$1,821,137	$533,572	$1,540,775
Undistributed (distributions in excess of) net investment income	(983)	(13,329)	(23,083)	1,698
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and swap contracts	(797,895)	(53,116)	53,469	(45,846)
Net unrealized appreciation (depreciation) on investments	186,992	(53,393)	(37,709)	(119,094)
Net unrealized appreciation (depreciation) on futures contracts	279	—	(108)	(1,025)
Net unrealized deprecation on swap contracts	—	—	(2,442)	(1,142)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(334)	(41)	8,730	7,623
Accumulated foreign capital gains tax on appreciated securities	(5)	(659)	—	—
Net Assets	$2,832,903	$1,700,599	$532,429	$1,382,989
Net Asset Value, Offering and Redemption Price Per Share — Class A ($2,682,097,772 ÷ 270,612,344 shares, $1,651,298,703 ÷ 164,552,240 shares, $532,429,002 ÷ 50,279,141 shares, $1,299,737,598 ÷ 135,908,689 shares, respectively.)	$9.91	$10.04	$10.59	$9.56
Net Asset Value, Offering and Redemption Price Per Share — Class I ($4,860,468 ÷ 490,309 shares)	$9.91	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share — Class Y ($145,944,294 ÷ 14,720,609 shares, $49,300,166 ÷ 4,907,524 shares, N/A, $83,251,363 ÷ 8,701,114 shares, respectively.)	$9.91	$10.05	N/A	$9.57
(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $81,582, $45,795, $0 and $10,878, ($ Thousands), respectively.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	49

Statements of Operations ($ Thousands) (Unaudited)

For the six months ended March 31, 2015

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$22,669	$10,800	$—	$—
Dividends from Affiliated Security(1)(2)	3	1	—	—
Interest	16	43	5,183	42,362
Security Lending Income — Net(1)	652	599	—	10
Less: Foreign Taxes Withheld	(2,094)	(1,002)	(16)	(395)
Total Investment Income	21,246	10,441	5,167	41,977
Expenses:
Investment Advisory Fees	6,740	8,466	789	5,747
Administration Fees	6,006	4,007	1,184	3,043
Shareholder Servicing Fees — Class A	3,246	2,198	659	1,643
Shareholder Servicing Fees — Class I	6	—	—	—
Admin Servicing Fees — Class I	6	—	—	—
Trustees’ Fees	18	12	3	9
Chief Compliance Officer Fees	7	5	1	3
Custodian/Wire Agent Fees	145	376	33	131
Printing Fees	109	74	22	54
Overdraft Fees	2	5	1	11
Professional Fees	81	91	16	45
Registration Fees	34	47	5	22
Other Expenses	42	30	64	52
Total Expenses	16,442	15,311	2,777	10,760
Less:
Waiver of Investment Advisory Fees	—	—	(89)	(1,585)
Fees Paid Indirectly	—	(7)	—	—
Net Expenses	16,442	15,304	2,688	9,175
Net Investment Income (Loss)	4,804	(4,863)	2,479	32,802
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	1,997	(13,719)	1,978	(9,952)
Futures Contracts	(1,672)	—	(132)	20
Swap Contracts	—	—	(312)	(270)
Foreign Currency Transactions	(1,095)	(816)	52,267	(27,860)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	46,299	(81,830)	(29,465)	(65,791)
Futures Contracts	1,504	—	(171)	(790)
Swap Contracts	—	—	(634)	335
Foreign Capital Gains Tax on Appreciated Securities	—	1,364	—	—
Foreign Currency Transactions	(141)	15	(5,147)	5,308
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	46,892	(94,986)	18,384	(99,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,696	$(99,849)	$20,863	$(66,198)
(1)	Income is from the investment of collateral in an affiliated security.
(2)	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	International Equity Fund*		Emerging Markets Equity Fund*
	2015	2014	2015	2014
Operations:
Net Investment Income (Loss)	$4,804	$46,469	$(4,863)	$10,252
Net Realized Gain (Loss) from Investments and Futures Contracts	325	187,799	(13,719)	70,904
Net Realized Loss on Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,095)	(1,027)	(816)	(688)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	47,803	(152,633)	(81,830)	(35,842)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	(5)	1,364	(1,875)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(141)	(317)	15	(72)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,696	80,286	(99,849)	42,679
Dividends from:
Net Investment Income:
Class A	(52,424)	(31,558)	(18,640)	(7,645)
Class I	(86)	(64)	N/A	N/A
Total Dividends	(52,510)	(31,622)	(18,640)	(7,645)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	358,894	655,997	291,366	848,194
Reinvestment of Dividends & Distributions	48,485	28,743	17,391	7,072
Cost of Shares Redeemed	(398,780)	(400,975)	(497,109)	(345,905)
Increase (Decrease) in Net Assets Derived from Class A Transactions	8,599	283,765	(188,352)	509,361
Class I:
Proceeds from Shares Issued	456	1,352	N/A	N/A
Reinvestment of Dividends & Distributions	53	45	N/A	N/A
Cost of Shares Redeemed	(967)	(2,156)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(458)	(759)	N/A	N/A
Class Y:
Proceeds from Shares Issued	146,146	—	50,319	—
Cost of Shares Redeemed	(8,394)	—	(957)	—
Increase in Net Assets Derived from Class Y Transactions	137,752	—	49,362	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	145,893	283,006	(138,990)	509,361
Net Increase (Decrease) in Net Assets	145,079	331,670	(257,479)	544,395
Net Assets:
Beginning of Period	2,687,824	2,356,154	1,958,078	1,413,683
End of Period	$2,832,903	$2,687,824	$1,700,599	$1,958,078
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$(983)	$46,723	$(13,329)	$10,174
Share Transactions:
Class A:
Shares Issued	37,434	64,705	28,430	78,929
Reinvestment of Distributions	5,082	2,851	1,729	667
Shares Redeemed	(41,779)	(39,602)	(47,542)	(31,919)
Total Class A Transactions	737	27,954	(17,383)	47,677
Class I:
Shares Issued	47	133	N/A	N/A
Reinvestment of Distributions	5	4	N/A	N/A
Shares Redeemed	(100)	(212)	N/A	N/A
Total Class I Transactions	(48)	(75)	N/A	N/A
Class Y:
Shares Issued	15,578	—	5,002	—
Shares Redeemed	(857)	—	(94)	—
Total Class Y Transactions	14,721	—	4,908	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	15,410	27,879	(12,475)	47,677

*	Class Y shares of the Fund commenced operations on December 31, 2014.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	51

Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the six months ended March 31, 2015 (Unaudited) and the year ended September 30, 2014

	International Fixed Income Fund		Emerging Markets Debt Fund*
	2015	2014	2015	2014
Operations:
Net Investment Income	$2,479	$6,478	$32,802	$59,833
Net Realized Gain (Loss) from Investments, Futures Contracts and Swap Contracts	1,534	9,260	(10,202)	(3,051)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	52,267	7,088	(27,860)	(31,240)
Net Change in Unrealized Depreciation on Investments, Futures Contracts and Swap Contracts	(30,270)	(15,160)	(66,246)	(6,315)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5,147)	21,099	5,308	4,303
Net Increase (Decrease) in Net Assets Resulting from Operations	20,863	28,765	(66,198)	23,530
Dividends and Distributions from:
Net Investment Income:
Class A	(38,714)	(2,598)	(19,475)	(37,069)
Net Realized Gains:
Class A	—	—	(1,398)	(7,466)
Total Dividends and Distributions	(38,714)	(2,598)	(20,873)	(44,535)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	68,491	132,549	253,179	460,776
Reinvestment of Dividends & Distributions	34,693	2,293	18,581	39,056
Cost of Shares Redeemed	(76,688)	(110,607)	(230,953)	(315,392)
Increase in Net Assets Derived from Class A Transactions	26,496	24,235	40,807	184,440
Class Y:
Proceeds from Shares Issued	N/A	N/A	84,798	—
Cost of Shares Redeemed	N/A	N/A	(1,276)	—
Increase in Net Assets Derived from Class Y Transactions	N/A	N/A	83,522	—
Increase in Net Assets Derived from Capital Share Transactions	26,496	24,235	124,329	184,440
Net Increase in Net Assets	8,645	50,402	37,258	163,435
Net Assets:
Beginning of Period	523,784	473,382	1,345,731	1,182,296
End of Period	$532,429	$523,784	$1,382,989	$1,345,731
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$(23,083)	$13,152	$1,698	$(11,629)
Share Transactions:
Class A:
Shares Issued	6,387	12,407	25,908	44,744
Reinvestment of Distributions	3,346	220	1,871	3,784
Shares Redeemed	(7,138)	(10,379)	(23,752)	(30,598)
Total Class A Transactions	2,595	2,248	4,027	17,930
Class Y:
Shares Issued	N/A	N/A	8,834	—
Shares Redeemed	N/A	N/A	(133)	—
Total Class Y Transactions	N/A	N/A	8,701	—
Net Increase in Shares Outstanding from Share Transactions	2,595	2,248	12,728	17,930

*	Class Y shares of the Fund commenced operations on December 31, 2014.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Financial Highlights

For the six months ended March 31, 2015 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
Class A
2015@	$9.94	$0.02	$0.14	$0.16	$(0.19)		$—	$(0.19)	$9.91	1.72%	$2,682,098	1.24	%(2)	1.24	%(2)	1.24	%(2)	0.34%	33%
2014	9.71	0.18	0.18	0.36	(0.13)		—	(0.13)	9.94	3.66	2,682,482	1.24	(2)	1.24	(2)	1.24	(2)	1.78	60
2013	8.19	0.13	1.53	1.66	(0.14)		—	(0.14)	9.71	20.47	2,350,201	1.25	(2)	1.25	(2)	1.25	(2)	1.50	47
2012	7.29	0.14	0.92	1.06	(0.16)		—	(0.16)	8.19	14.76	1,842,851	1.26	(2)	1.26	(2)	1.26	(2)	1.75	56
2011	8.34	0.16	(1.08)	(0.92)	(0.13)		—	(0.13)	7.29	(11.34)	1,566,893	1.27	(2)	1.27	(2)	1.27	(2)	1.88	98
2010	7.88	0.10	0.36	0.46	—		—	—	8.34	5.84	1,898,206	1.27	(2)	1.27	(2)	1.28	(10)	1.26	144
Class I
2015@	$9.92	$—	$0.15	$0.15	$(0.16)		$—	$(0.16)	$9.91	1.61%	$4,861	1.49	%(2)	1.49	%(2)	1.49	%(2)	0.05%	33%
2014	9.70	0.15	0.17	0.32	(0.10)		—	(0.10)	9.92	3.33	5,342	1.49	(2)	1.49	(2)	1.49	(2)	1.48	60
2013	8.18	0.11	1.52	1.63	(0.11)		—	(0.11)	9.70	20.19	5,953	1.50	(2)	1.50	(2)	1.50	(2)	1.21	47
2012	7.28	0.12	0.91	1.03	(0.13)		—	(0.13)	8.18	14.37	5,271	1.51	(2)	1.51	(2)	1.51	(2)	1.48	56
2011	8.32	0.13	(1.06)	(0.93)	(0.11)		—	(0.11)	7.28	(11.44)	5,265	1.52	(2)	1.52	(2)	1.52	(2)	1.54	98
2010	7.89	0.08	0.35	0.43	—		—	—	8.32	5.45	8,455	1.52	(2)	1.52	(2)	1.53	(10)	1.00	144
Class Y
2015@(18)	$9.39	$0.03	$0.49	$0.52	$—		$—	$—	$9.91	5.54%	$145,944	0.99	%(14)	0.99	%(14)	0.99	%(14)	1.16%	33%
Emerging Markets Equity Fund
Class A
2015@	$10.76	$(0.03)	$(0.58)	$(0.61)	$(0.11)		$—	$(0.11)	$10.04	(5.65)%	$1,651,299	1.72	%(3)	1.72	%(3)	1.72	%(11)	(0.55)%	27%
2014	10.53	0.06	0.22	0.28	(0.05)		—	(0.05)	10.76	2.68	$1,958,078	1.96	(3)	1.96	(3)	2.02	(11)	0.58	59
2013	10.25	0.06	0.28	0.34	(0.06)		—	(0.06)	10.53	3.29	1,413,683	1.96	(3)	1.96	(3)	2.04	(11)	0.52	78
2012	9.00	0.05	1.23	1.28	(0.03)		—	(0.03)	10.25	14.21	899,730	1.97	(3)	1.97	(3)	2.07	(11)	0.49	93
2011	11.40	0.05	(2.35)	(2.30)	(0.10)		—	(0.10)	9.00	(20.38)	695,498	1.96	(3)	1.96	(3)	2.09	(11)	0.44	98
2010	9.64	0.04	1.78	1.82	(0.06)		—	(0.06)	11.40	18.93	935,583	1.96	(3)	1.96	(3)	2.09	(11)	0.38	81
Class Y
2015@(18)	$10.08	$(0.01)	$(0.02)	$(0.03)	$—		$—	$—	$10.05	(0.30)%	$49,300	1.47	%(15)	1.47	%(15)	1.47	%(15)	(0.57)%	27%
International Fixed Income Fund
Class A
2015@	$10.98	$0.05	$0.38	$0.43	$(0.82)		$—	$(0.82)	$10.59	4.09%	$532,429	1.02	%(4)	1.02	%(4)	1.05	%(12)	0.94%	35%
2014	10.42	0.14	0.48	0.62	(0.06)		—	(0.06)	10.98	5.96	523,784	1.02	(4)	1.02	(4)	1.20	(12)	1.32	104
2013	10.82	0.14	(0.06)	0.08	(0.48	)(9)	—	(0.48)	10.42	0.77	473,382	1.02	(4)	1.02	(4)	1.20	(12)	1.37	86
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(4)	1.02	(4)	1.21	(12)	1.60	103
2011	10.92	0.25	(0.22)	0.03	(0.51	)(8)	—	(0.51)	10.44	0.41	488,929	1.02	(4)	1.02	(4)	1.21	(12)	2.40	119
2010	10.21	0.24	0.57	0.81	(0.10	)(7)	—	(0.10)	10.92	7.97	505,081	1.07	(6)	1.07	(6)	1.21	(12)	2.33	135
Emerging Markets Debt Fund
Class A
2015@	$10.20	$0.23	$(0.71)	$(0.48)	$(0.15)		$(0.01)	$(0.16)	$9.56	(4.80)%	$1,299,738	1.36	%(5)	1.36	%(5)	1.60	%(13)	4.84%	39%
2014	10.38	0.49	(0.29)	0.20	(0.31)		(0.07)	(0.38)	10.20	1.90	1,345,731	1.36	(5)	1.36	(5)	1.80	(13)	4.73	92
2013	12.07	0.47	(1.02)	(0.55)	(0.68)		(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(5)	1.36	(5)	1.81	(13)	4.20	90
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(5)	1.36	(5)	1.80	(13)	4.85	102
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(5)	1.36	(5)	1.80	(13)	5.58	59
2010	10.24	0.67	1.14	1.81	(0.86)		—	(0.86)	11.19	18.78	931,865	1.36	(5)	1.36	(5)	1.79	(13)	6.41	70
Class Y
2015@(18)	$9.63	$0.13	$(0.19)	$(0.06)	$—		$—	$—	$9.57	(0.62)%	$83,251	1.11	%(16)	1.11	%(16)	1.35	%(17)	5.24%	39%

*	Includes Fees Paid Indirectly, if applicable. See Note 4 in Notes to Financial Statements.
**	See Note 4 in Notes to Financial Statements.
†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
@	For the six month period ended March 31, 2015. All ratios have been annualized. Total Return and Portfolio Turnover Rate have not been annualized.
(1)	Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.24% and 1.49%, respectively for 2014, 1.25% and 1.50%, respectively for 2013, 1.26% and 1.51%, respectively for 2012, 1.27% and 1.52%, respectively for 2011 and 2010.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for 2014, 2013, 2012, 2011 and 2010.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.02%, 1.02%, 1.02%, 1.02% and 1.01% for 2014, 2013, 2012 and 2011 respectively.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for 2014, 2013, 2012, 2011 and 2010.
(6)	The expense ratio includes proxy and overdraft fees. Had these expenses been excluded, the ratio would have been 1.01% for 2010.
(7)	Includes a return of capital of less than $0.01.
(8)	Includes a return of capital of $0.01 per share.
(9)	Includes a return of capital of $0.09 per share.
(10)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively for 2010.
(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 2.02%, 2.04%, 2.06%, 2.09% and 2.09% for 2014, 2013, 2012, 2011 and 2010.
(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.20%, 1.20%, 1.21%, 1.21% and 1.15% for 2014, 2013, 2012, 2011 and 2010.
(13)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.80%, 1.81%, 1.80%, 1.80% and 1.79% for 2014, 2013, 2012, 2011 and 2010.
(14)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 0.99% for 2015.
(15)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.47% for 2015.
(16)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.11% for 2015.
(17)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.36% for 2015.
(18)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	53

Notes to Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. The Trust’s prospectuses provide a description of each Fund’s investment goal, principal strategies and risks. The Trust is registered to offer Class A and Class Y shares of each of the Funds and Class I shares of the International Equity Fund. As of March 31, 2015, the Class Y shares had not yet commenced operations for the International Fixed Income Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a sub-adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee if it receives such notification from SIMC or a sub-adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or can not be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2015, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	55

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2015, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2015, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open option/swaption contracts as of March 31, 2015.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities.

Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2015, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	57

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
International Equity Fund	$50,000	0.75%
Emerging Markets Equity Fund	25,000	1.25
International Fixed Income Fund	25,000	1.00
Emerging Markets Debt Fund	25,000	1.00

For the six months ended March 31, 2015, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the six month period. For Funds that held derivatives throughout the six months with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2015 was as follows:

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2015 ($ Thousands)			Six months ended March 31, 2015 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$263	*	Net Assets — Unrealized depreciation on futures contracts	$371	*
	Net Assets — Unrealized appreciation on swap contracts	406	†	Net Assets — Unrealized depreciation on swap contracts	2,832	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	16	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	10,577		Unrealized loss on forward foreign currency contracts	405

Total Derivatives not accounted for as hedging instruments		$11,246			$3,624

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$44	*	Net Assets — Unrealized depreciation on futures contracts	$1,069	*
	Net Assets — Unrealized appreciation on swap contracts	777	†	Net Assets — Unrealized depreciation on swap contracts	1,893	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	13,793		Unrealized loss on forward foreign currency contracts	10,502
	Net Assets – Unrealized appreciation on swap contracts	—	†	Net Assets – Unrealized depreciation on swap contracts	26	†

Total Derivatives not accounted for as hedging instruments		$14,614			$13,490

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2015.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$(132)	$—	$(292)	$(424)
Foreign exchange contracts	—	68,405	—	68,405
Credit contracts	—	—	(20)	(20)
Total	$(132)	$68,405	$(312)	67,961

Emerging Markets Debt Fund
Interest rate contracts	$20	$—	$(270)	$(250)
Foreign exchange contracts	—	4,279	—	4,279
Total	$20	$4,279	$(270)	$4,029

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$(171)	$—	$(344)	$(515)
Credit contracts	—	—	(2)	(2)
Foreign exchange contracts	—	(4,835)	(288)	(5,123)
Total	$(171)	$(4,835)	$(634)	$(5,640)

Emerging Markets Debt Fund
Interest rate contracts	$(790)	$—	$441	$(349)
Foreign exchange contracts	—	464	(80)	384
Equity contracts	—	—	(26)	(26)
Total	$(790)	$464	$335	$9

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	59

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2015 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$66	$—	$66	$924	$—	$924
International Fixed Income Fund	28	6	34	84	52	136
Emerging Markets Debt Fund	72	—	72	160	18	178
Total Exchange-Traded or Centrally Cleared	$166	$6	$172	$1,168	$70	$1,238

Securities with an aggregate market value of $16,500,772 have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2015.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2015 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
International Fixed Income Fund	$10,855	$—	$10,855	$683	$920	$1,603	$9,252	$—	$9,252
Emerging Markets Debt Fund	15,779	761	16,540	12,489	1,823	14,312	2,228	—	2,228
Total Over the Counter	$26,634	$761	$27,395	$13,172	$2,743	$15,915

(1)	Excess collateral is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2015.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor. The Trust has adopted plans under which firms,

including the Distributor, that provide shareholder and administrative services may receive compensation therefrom.

Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the contractual and voluntary expense limitation for each Fund will be as follows:

	Advisory Fee		Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class A	0.505%		0.45%	0.25%	—	1.25%
Class I	0.505%		0.45%	0.25%	0.25%	1.50%
Class Y	0.505%		0.45%	—	—	1.00%
Emerging Markets Equity Fund
Class A	1.05	%(1)	0.45%	0.25%	—	N/A
Class Y	1.05	%(1)	0.45%	—	—	N/A
International Fixed Income Fund
Class A	0.30%		0.45%	0.25%	—	1.02%
Emerging Markets Debt Fund
Class A	0.85%		0.45%	0.25%	—	1.36%
Class Y	0.85%		0.45%	—	—	1.11%

(1)	Effective October 1, 2014, SIMC has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2016 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable

Investment Sub-Advisory Agreements — As of March 31, 2015, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management LLC
Blackcrane Capital, LLC
Causeway Capital Management LLC
Henderson Global Investors (North America) Inc.
INTECH Investment Management LLC
Neuberger Berman Management LLC
Tradewinds Global Investors LLC
Emerging Markets Equity Fund
Delaware Investment Fund Advisers, a series of Delaware Management Business Trust
Everest Capital LLC
JO Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd.
Lazard Asset Management LLC
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.
International Fixed Income Fund
AllianceBernstein L.P.
FIL Investment Advisors
Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Fixed Income LLC
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. There were no such commissions for the six months ended March 31, 2015.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2015, can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	61

Notes to Financial Statements (Continued)

March 31, 2015 (Unaudited)

The following is summary of the transactions with affiliates for the six months ended March 31, 2015 ($ Thousands):

SEI Liquidity Fund L.P.	Purchases at Cost	Proceeds from Sales	Value 3/31/2015	Dividend Income
International Equity Fund	$436,999	$(401,279)	$87,518	$652
Emerging Markets Equity Fund	245,925	(368,946)	50,950	599
Emerging Markets Debt Fund	74,589	(63,326)	11,263	10

SEI Daily Income Trust, Prime Obligation
International Equity Fund	$198,937	$(219,492)	$80,952	$3
Emerging Markets Equity Fund	183,579	(184,726)	17,064	1

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2015, the Trust had not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2015, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$—	$—
Other	926,548	835,393
Emerging Markets Equity Fund
US Government	—	—
Other	473,116	627,933

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Fixed Income Fund
US Government	$5,057	$909
Other	193,815	161,923
Emerging Markets Debt Fund
US Government	—	—
Other	610,409	486,038

6. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2014	$31,622	$—	$—	$31,622
	2013	29,962	—	—	29,962
Emerging Markets Equity Fund	2014	7,645	—	—	7,645
	2013	4,998	—	—	4,998
International Fixed Income Fund	2014	2,598	—	—	2,598
	2013	17,902	—	4,024	21,926
Emerging Markets Debt Fund	2014	33,867	10,668	—	44,535
	2013	79,157	37,242	—	116,399

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

As of September 30, 2014, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)
International Equity Fund	$52,572	$—	$(785,728)
Emerging Markets Equity Fund	18,637	—	(17,532)
International Fixed Income Fund	31,012	—	(280)
Emerging Markets Debt Fund	—	32	—

	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Gains (Losses) ($ Thousands)
International Equity Fund	$120,900	$1,124	$(611,132)
Emerging Markets Equity Fund	(3,152)	(2)	(2,049)
International Fixed Income Fund	3,970	(17,994)	16,708
Emerging Markets Debt Fund	(58,918)	(11,829)	(70,715)

For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 09/30/14 ($ Thousands)
International Equity Fund	$95,371	$690,357	$785,728
Emerging Markets Equity Fund	—	17,532	17,532
International Fixed Income Fund	—	280	280

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended September 30, 2014, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount utilized ($ Thousands)
International Equity Fund	$181,227
Emerging Markets Equity Fund	65,351
International Fixed Income Fund	10,258

For Federal income tax purposes, the cost of securities owned at September 30, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2015, was as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
International Equity Fund	$2,730,116	$321,924	$(134,932)	$186,992
Emerging Markets Equity Fund	1,810,788	183,936	(237,329)	(53,393)
International Fixed Income Fund	563,567	6,963	(44,672)	(37,709)
Emerging Markets Debt Fund	1,481,637	30,921	(150,015)	(119,094)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	63

Notes to Financial Statements (Concluded)

March 31, 2015 (Unaudited)

fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

8. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2015 ($ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$81,582	$81,582	$—
Emerging Markets Equity Fund	45,795	45,795	—
Emerging Markets Debt	10,878	10,878	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

9. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2015.

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,017.20	1.24%	$6.22
Class I	1,000.00	1,016.10	1.49	7.47
Class Y	1,000.00	1,055.40	0.99	2.56	**
Hypothetical 5% Return
Class A	$1,000.00	$1,018.76	1.24%	$6.23
Class I	1,000.00	1,017.52	1.49	7.48
Class Y	1,000.00	1,019.96	0.99	4.97	**
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$943.50	1.72%	$8.34
Class Y	1,000.00	997.00	1.47	3.70	**
Hypothetical 5% Return
Class A	$1,000.00	$1,016.35	1.72%	$8.65
Class Y	1,000.00	1,017.60	1.47	7.39	**

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,040.90	1.02%	$5.20
Hypothetical 5% Return
Class A	$1,000.00	$1,019.84	1.02%	$5.15
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$952.00	1.36%	$6.64
Class Y	1,000.00	993.80	1.11	2.80	**
Hypothetical 5% Return
Class A	$1,000.00	$1,018.13	1.36%	$6.86
Class Y	1,000.00	1,019.38	1.11	5.60	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception to period end).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	65

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage all or a portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally, as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise adjusted) and the Funds’ benchmark indices.

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

At the December 9-10, 2014 and March 24-25, 2015 meetings of the Board, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC and certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds and the applicable benchmarks;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and, in most cases, the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual and voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with

SEI Institutional International Trust / Semi-Annual Report / March 31, 2015	67

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2015

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-031 (3/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 274.130)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 5, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 5, 2015